UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Technology Opportunities Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street,

            New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1 — Schedule of Investments

Schedule of Investments June 30, 2018 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.8%

Australia — 6.2%
AGL Energy Ltd.	5,503	$91,563
Aristocrat Leisure Ltd.	285,530	6,520,758
ASX Ltd.	18,607	886,954
BHP Billiton Ltd.	180,042	4,505,015
BHP Billiton PLC	96,672	2,169,553
BlueScope Steel Ltd.	206,667	2,637,602
CIMIC Group Ltd.	51,490	1,609,592
Coca-Cola Amatil Ltd.	8,647	58,814
Cochlear Ltd.	5,568	824,352
Crown Resorts Ltd.	11,924	118,976
CSL Ltd.	22,317	3,176,672
CSR Ltd.	51,699	175,419
Ensogo Ltd.(a)(b)	122,284	1
Flight Centre Travel Group Ltd.	1,412	66,468
Iluka Resources Ltd.	22,334	184,475
Macquarie Group Ltd.	54,435	4,961,002
National Australia Bank Ltd.	104,052	2,112,736
Northern Star Resources Ltd.	12,155	65,804
Oil Search Ltd.	4,441	29,177
Qantas Airways Ltd.	1,301,523	5,926,616
Regis Resources, Ltd.	39,791	151,535
Rio Tinto PLC	44,180	2,435,134
Santos Ltd.(a)	370,927	1,718,004
South32 Ltd.	13,150	35,115
St Barbara, Ltd.	4,373	15,726
Stockland	231,203	679,320
Wesfarmers Ltd.	3,567	130,147
Westpac Banking Corp.	84,435	1,833,672
Whitehaven Coal Ltd.	294,041	1,255,182
Woolworths Group Ltd.	48,566	1,096,801

		45,472,185
Austria — 0.6%
Erste Group Bank AG	31,092	1,296,224
OMV AG	57,610	3,258,297

		4,554,521

Belgium — 1.4%
KBC Group NV	54,963	4,221,169
Solvay SA	1,427	179,715
UCB SA	71,884	5,635,016

		10,035,900

China — 0.0%
BOC Hong Kong Holdings Ltd.	19,500	91,649

Denmark — 1.6%
Carlsberg A/S, Class B	38,954	4,583,269
Danske Bank A/S	138,480	4,314,192
Genmab A/S(a)	3,023	465,143
H Lundbeck A/S	21,575	1,512,116
Topdanmark A/S	20,471	893,993

		11,768,713

Finland — 1.9%
Amer Sports Oyj	14,923	469,241
Kesko Oyj - Series B	3,003	183,420
Metso OYJ	1	33
Neste Oyj	601	47,022
Nokia OYJ	790,826	4,536,089
Sampo OYJ, A Shares	35,997	1,753,081
Stora Enso Oyj, Class R	6,084	118,528
UPM-Kymmene OYJ	163,627	5,825,963
Valmet OYJ	42,047	808,201

		13,741,578
France — 10.9%
Arkema SA	33,714	3,978,266
AXA SA	194,895	4,762,027

Security	Shares	Value
France (continued)
BNP Paribas SA	64,651	$3,999,118
Capgemini SE	19,172	2,569,241
Christian Dior SE	5,709	2,384,407
Cie Generale des Etablissements Michelin	36,041	4,360,176
CNP Assurances	2,071	47,052
Compagnie de Saint-Gobain	141,603	6,307,706
Danone SA	5,915	431,869
Dassault Aviation SA	215	408,816
Dassault Systemes	143	20,012
Engie SA	183,489	2,806,744
Faurecia	78,570	5,585,266
Kering	14,102	7,943,665
Klepierre SA	10,322	387,831
L’Oreal SA	6,955	1,714,596
LVMH Moet Hennessy Louis Vuitton SE	15,329	5,089,525
Natixis SA	42,151	298,242
Nexity SA	9,731	614,328
Pernod Ricard SA	15,693	2,561,176
Peugeot SA	246,665	5,620,337
Sanofi	60,704	4,872,080
Schneider Electric SE	14,310	1,190,118
Thales SA	38,103	4,902,105
TOTAL SA	39,891	2,422,414
Ubisoft Entertainment SA(a)	1,835	200,581
Unibail-Rodamco-Westfield	4,526	996,575
Veolia Environnement SA	154,533	3,302,223
Vinci SA	7,515	721,374

		80,497,870
Germany — 10.6%
adidas AG	6,536	1,423,005
Allianz SE, Registered Shares	18,193	3,748,758
BASF SE	28,368	2,708,255
Bayer AG, Registered Shares	40,240	4,419,307
Bayerische Motoren Werke AG	47,445	4,288,676
Continental AG	4,329	985,186
Deutsche Boerse AG	52,619	6,995,923
Deutsche Lufthansa AG, Registered Shares	221,046	5,295,745
Deutsche Telekom AG, Registered Shares	327,217	5,056,952
E.ON SE	454,097	4,838,184
Evonik Industries AG	1,960	67,059
Fresenius Medical Care AG & Co. KGaA	58,400	5,880,388
Hella GmbH & Co. KGaA	2,437	136,076
HOCHTIEF AG	35,510	6,403,630
Infineon Technologies AG	45,586	1,157,945
LEG Immobilien AG	1,240	134,706
Linde AG	651	135,589
MTU Aero Engines AG	305	58,420
Puma SE(c)	3,835	2,240,439
Rheinmetall AG	14,596	1,605,888
Salzgitter AG	8,694	378,259
SAP SE	101,219	11,682,487
Siemens AG, Registered Shares	2,769	364,832
Software AG	27,231	1,265,624
Suedzucker AG(c)	107,141	1,702,991
Talanx AG	4,743	172,786
Telefonica Deutschland Holding AG	25,816	101,559
TUI AG	152,255	3,330,118
Uniper SE	9,923	295,436
Vonovia SE	6,289	298,913
Wirecard AG	8,563	1,370,256

		78,543,392
Hong Kong — 2.0%
AIA Group Ltd.	87,600	763,120
Chow Tai Fook Jewellery Group Ltd.	134,200	150,932
CLP Holdings Ltd.	302,000	3,252,960
Galaxy Entertainment Group Ltd.	178,000	1,372,104
Hang Lung Properties Ltd.	502,000	1,031,146
Henderson Land Development Co. Ltd.	233,200	1,229,728

1

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd.	174,000	$221,957
Jardine Matheson Holdings Ltd.	300	18,904
Kerry Properties Ltd.	525,500	2,511,329
Link REIT	37,000	337,417
MTR Corp Ltd.	35,500	196,089
Sun Hung Kai Properties Ltd.	107,000	1,612,055
Swire Properties Ltd.	158,400	584,174
WH Group Ltd.(d)	1,288,500	1,042,637
Wharf Holdings Ltd.	52,000	166,521
Wheelock & Co. Ltd.	75,005	521,250

		15,012,323
Ireland — 0.0%
Smurfit Kappa Group PLC	8,856	357,528

Israel — 0.0%
Gazit-Globe Ltd.	3,857	35,607

Italy — 2.8%
Amplifon SpA	9,032	186,755
Atlantia SpA	3,455	101,861
Enel SpA	47,876	265,290
ERG SpA	7,739	168,799
Ferrari NV	50,061	6,766,713
Hera SpA	28,144	87,573
Intesa Sanpaolo SpA	367,951	1,064,583
Mediobanca SpA	616,973	5,707,026
Moncler SpA	137,544	6,241,072
Saipem SpA(a)	13,530	62,051

		20,651,723
Japan — 21.6%
Aeon Co. Ltd.	16,600	355,111
Aica Kogyo Co. Ltd.	4,700	164,776
Alfresa Holdings Corp.	18,700	439,119
Amada Holdings Co. Ltd.	46,200	443,398
Asahi Group Holdings Ltd.	3,400	174,378
Astellas Pharma, Inc.	463,000	7,046,204
Autobacs Seven Co. Ltd.	800	14,166
Benesse Holdings, Inc.	1,200	42,555
Bridgestone Corp.	1,800	70,313
Brother Industries Ltd.	700	13,791
Capcom Co. Ltd.	7,800	191,800
Century Tokyo Corp.	2,500	141,523
Chubu Electric Power Co., Inc.	65,900	988,131
Chugoku Bank Ltd.	3,500	35,319
Dai Nippon Printing Co. Ltd.	11,700	261,456
Daicel Corp.	112,600	1,243,876
Dai-ichi Life Holdings, Inc.	152,100	2,707,022
Daiichi Sankyo Co. Ltd.	48,900	1,868,150
Daito Trust Construction Co. Ltd.	26,000	4,229,516
Daiwa Securities Group, Inc.	290,200	1,681,961
DMG Mori Co. Ltd.	11,100	153,457
East Japan Railway Co.	43,900	4,204,101
en-japan, Inc.(c)	3,200	161,032
Fancl Corp.	500	25,014
FUJIFILM Holdings Corp.	27,900	1,088,175
Fujitsu Ltd.	619,000	3,745,889
Glory Ltd.	3,000	83,822
Hachijuni Bank Ltd.	5,300	22,582
Hakuhodo DY Holdings, Inc.	6,300	101,014
Haseko Corp.	18,100	249,474
Hitachi Ltd.	988,000	6,960,444
Hitachi Transport System Ltd.	3,100	79,327
Hokuhoku Financial Group, Inc.	2,300	30,538
Hokuriku Electric Power Co.(a)(c)	4,600	46,202
Honda Motor Co. Ltd.	66,100	1,938,117
Iida Group Holdings Co. Ltd.	95,300	1,834,673
Itochu Techno-Solutions Corp.	19,000	327,745
Jafco Co. Ltd.	1,000	40,537
Japan Post Bank Co. Ltd.	4,300	49,994

Security	Shares	Value
Japan (continued)
Japan Retail Fund Investment Corp.	28	$50,508
Japan Tobacco, Inc.	232,300	6,491,953
JTEKT Corp.	26,700	362,411
JXTG Holdings, Inc.	722,000	5,009,076
Kao Corp.	24,200	1,844,562
KDDI Corp.	67,700	1,851,251
Kikkoman Corp.	400	20,195
Kirin Holdings Co. Ltd.	253,200	6,786,998
Kobayashi Pharmaceutical Co. Ltd.	8,400	725,050
Konami Holdings Corp.	20,400	1,036,558
Kose Corp.	5,200	1,118,491
Kurita Water Industries Ltd.	7,100	202,224
Kyushu Financial Group, Inc.	3,500	16,844
Leopalace21 Corp.	12,000	65,656
Lintec Corp.	11,900	344,826
Lion Corp.	2,800	51,235
Marubeni Corp.	14,400	109,633
Medipal Holdings Corp.	2,400	48,209
Miraca Holdings, Inc.	36,200	1,076,779
Mitsubishi Chemical Holdings Corp.	622,400	5,197,528
Mitsubishi Corp.	79,100	2,193,370
Mitsubishi Estate Co. Ltd.	56,500	986,315
Mitsubishi Gas Chemical Co., Inc.	3,500	79,092
Mitsubishi Motors Corp.	122,000	972,499
Mitsubishi Tanabe Pharma Corp.	13,200	227,900
Mitsubishi UFJ Financial Group, Inc.	16,500	93,471
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,400	69,886
Mitsui & Co. Ltd.	248,500	4,138,095
MS&AD Insurance Group Holdings, Inc.	27,300	847,900
Nagase & Co. Ltd.	1,800	28,090
Nihon Unisys, Ltd.	2,200	55,171
Nikon Corp.	1,400	22,249
Nintendo Co. Ltd.	300	97,929
Nippon Kayaku Co. Ltd.	6,700	74,847
Nippon Telegraph & Telephone Corp.	118,800	5,396,848
Nisshin Seifun Group, Inc.	1,000	21,189
Nitori Holdings Co. Ltd.	3,000	466,735
Nomura Real Estate Holdings, Inc.	2,100	46,496
NTN Corp.	14,400	58,938
NTT Data Corp.	3,000	34,509
NTT DOCOMO, Inc.	266,200	6,783,406
Odakyu Electric Railway Co. Ltd.	900	19,301
ORIX Corp.	77,400	1,219,987
Otsuka Corp.	1,700	66,550
Pigeon Corp.	12,500	607,464
Pola Orbis Holdings, Inc.	17,200	755,863
Resona Holdings, Inc.	1,049,800	5,595,202
Ricoh Co. Ltd.	11,300	103,482
Ryohin Keikaku Co. Ltd.	1,600	562,118
Sanwa Holdings Corp.	8,000	84,540
Secom Co. Ltd.	16,800	1,288,289
Seven & i Holdings Co. Ltd.	101,300	4,418,269
SG Holdings Co., Ltd.(c)	11,600	253,771
Shikoku Electric Power Co., Inc.	28,000	374,503
Shionogi & Co. Ltd.	38,700	1,985,847
Shiseido Co. Ltd.	600	47,614
Shizuoka Bank Ltd.	11,100	99,804
Sojitz Corp.	380,500	1,378,028
Sumitomo Chemical Co. Ltd.	289,000	1,634,478
Sumitomo Electric Industries Ltd.	64,800	963,746
Sumitomo Mitsui Financial Group, Inc.	216,100	8,429,196
Sumitomo Mitsui Trust Holdings, Inc.	61,200	2,414,562
Sumitomo Realty & Development Co. Ltd.	78,000	2,872,348
Suruga Bank Ltd.	8,000	71,259
Suzuken Co. Ltd.	9,900	418,665
Suzuki Motor Corp.	28,400	1,565,071
Takeda Pharmaceutical Co. Ltd.	190,100	7,997,145
TIS, Inc.	8,700	399,813
Tohoku Electric Power Co., Inc.	1,400	17,105
Tokai Carbon Co. Ltd.(c)	18,200	326,021

2

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Tokai Rika Co. Ltd.	6,400	$121,339
Tokio Marine Holdings, Inc.	9,200	430,406
Tokyo Electric Power Co. Holdings, Inc.(a)	136,700	636,413
Tokyo Electron Ltd.	7,900	1,356,061
Tokyo Gas Co. Ltd.	31,100	825,776
Tokyu Fudosan Holdings Corp.	8,200	57,842
Toppan Printing Co. Ltd.	8,000	62,585
Toyo Seikan Group Holdings Ltd.	6,500	114,074
Toyota Motor Corp.	52,500	3,395,122
TS Tech Co. Ltd.	17,900	745,695
Ulvac, Inc.	16,900	644,682
Unicharm Corp.	24,300	730,561
United Urban Investment Corp.	14	21,755
West Japan Railway Co.	58,600	4,314,388
Yahoo Japan Corp.	38,000	125,889
Zeon Corp.	138,200	1,630,309

		159,542,562
Jersey — 0.0%
Centamin PLC	18,475	28,968

Macau — 0.0%
Sands China Ltd.	52,000	277,232

Netherlands — 6.2%
Aalberts Industries NV	31,982	1,527,797
BE Semiconductor Industries NV	115,262	3,101,687
ING Groep NV	479,476	6,882,656
Koninklijke Ahold Delhaize NV	152,565	3,642,890
Koninklijke DSM NV	70,193	7,022,048
Koninklijke KPN NV	2,298,778	6,250,796
Koninklijke Philips NV	112,401	4,762,208
Royal Dutch Shell PLC, A Shares	184,217	6,375,547
Royal Dutch Shell PLC, B Shares	142,880	5,116,956
Wolters Kluwer NV	17,650	991,520

		45,674,105
New Zealand — 0.0%
Xero Ltd.(a)	1,730	57,545

Norway — 2.0%
DNB ASA	89,468	1,742,216
EQUINOR ASA	265,641	7,024,227
Telenor ASA	264,482	5,416,724
TGS NOPEC Geophysical Co. ASA	25,272	928,113

		15,111,280
Portugal — 0.3%
Galp Energia SGPS SA	39,351	748,601
Jeronimo Martins SGPS SA	76,389	1,100,346

		1,848,947
Russia — 0.0%
Evraz PLC	10,635	70,982

Singapore — 0.6%
Ascendas Real Estate Investment Trust	444,600	860,987
CapitaLand Mall Trust	23,900	36,329
DBS Group Holdings Ltd.	700	13,613
Genting Singapore, Ltd.	1,108,400	992,476
Keppel Corp. Ltd.	3,300	17,263
Singapore Airlines Ltd.	4,200	32,892
Venture Corp. Ltd.(c)	204,500	2,671,794

		4,625,354
South Africa — 0.1%
Anglo American PLC	16,775	372,420

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	72,657	2,931,419
Aena SME SA(d)	12,404	2,245,710

Security	Shares	Value
Spain (continued)
Amadeus IT Group SA	33,208	$2,611,230
Banco Bilbao Vizcaya Argentaria SA	1,218,200	8,591,449
Corp. Financiera Alba SA	4,195	243,447
EDP Renovaveis SA	8,184	85,347
Grifols SA	14,627	438,413
Mediaset Espana Comunicacion SA	371,590	3,123,485
Repsol SA	186,535	3,640,997

		23,911,497
Sweden — 3.9%
Assa Abloy AB	5,884	124,809
Boliden AB	44,122	1,423,971
Castellum AB	4,297	69,496
Electrolux AB, Series B	204,181	4,633,605
Essity AB, B Shares	11,213	275,858
Fabege AB	2,829	33,648
Sandvik AB	202,323	3,573,223
Skandinaviska Enskilda Banken AB, Class A	55,036	520,882
SSAB AB, A Shares	273,415	1,285,827
Svenska Cellulosa AB SCA, Class B	171,252	1,853,928
Swedbank AB, A Shares	49,232	1,048,949
Swedish Match AB	137,247	6,782,981
Volvo AB, B Shares	461,763	7,338,856

		28,966,033
Switzerland — 6.5%
Barry Callebaut AG, Registered Shares	682	1,222,088
Bucher Industries AG, Registered Shares	116	38,694
Coca-Cola HBC AG	2,338	77,819
Ferguson PLC	18,015	1,457,553
Galenica AG(d)	6,656	352,857
Georg Fischer AG, Registered Shares	2,952	3,769,659
Glencore PLC	154,161	731,923
IWG PLC	15,932	66,949
Logitech International SA, Registered Shares	81,173	3,556,264
Nestle SA, Registered Shares	104,671	8,112,091
Novartis AG, Registered Shares	72,721	5,508,684
OC Oerlikon Corp. AG, Registered Shares	41,131	626,620
Roche Holding AG	63,863	14,168,530
Sika AG	1,226	169,396
STMicroelectronics NV	47,507	1,054,813
Sulzer AG, Registered Shares	2	242
Swiss Life Holding AG	5,069	1,757,684
Swiss Re AG	57,805	5,046,889

		47,718,755
United Arab Emirates — 0.0%
NMC Health PLC	4,931	232,091

United Kingdom — 12.9%
Ashmore Group PLC	40,463	198,381
Ashtead Group PLC	24,783	738,021
ASOS PLC(a)	20,139	1,615,406
Associated British Foods PLC	173,373	6,251,532
AstraZeneca PLC	9,509	657,710
Auto Trader Group PLC(d)	24,587	137,795
Aviva PLC	148,120	982,788
BAE Systems PLC	61,981	527,291
Barratt Developments PLC	70,807	479,994
Bodycote PLC	6,703	86,277
Bovis Homes Group PLC	36,989	557,710
BP PLC	659,097	5,014,746
British American Tobacco PLC	16,514	831,865
British Land Co. PLC	75,853	671,070
Britvic PLC	74,738	766,359
Burberry Group PLC	23,700	673,566
Centrica PLC	402,795	836,355
Close Brothers Group PLC	19,141	373,667
Compass Group PLC	86,545	1,844,759
Croda International PLC	3,184	201,156

3

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
DCC PLC	27,687	$2,510,632
Derwent London PLC	366	14,974
Diageo PLC	187,318	6,729,561
Dialog Semiconductor PLC(a)	20,956	317,629
Direct Line Insurance Group PLC	143,529	647,699
Dixons Carphone PLC	67,624	165,951
DS Smith PLC	7,700	52,758
Electrocomponents PLC	37,448	373,329
Experian PLC	2,938	72,476
Fevertree Drinks PLC	2,583	115,148
Fiat Chrysler Automobiles NV(a)	32,773	618,238
GlaxoSmithKline PLC	204,373	4,120,348
Hays PLC	103,398	253,914
HSBC Holdings PLC	963,689	9,005,040
IG Group Holdings PLC	3,042	34,493
Imperial Brands PLC	52,982	1,967,650
Inchcape PLC	55,105	566,507
Indivior PLC(a)	30,511	153,638
InterContinental Hotels Group PLC	43,423	2,699,397
International Consolidated Airlines Group SA	36,237	317,111
Intertek Group PLC	89,881	6,758,197
ITV PLC	95,437	218,192
JD Sports Fashion PLC	125,256	725,792
Jupiter Fund Management PLC	37,706	221,067
Legal & General Group PLC	1,323,841	4,630,576
Lloyds Banking Group PLC	3,024,360	2,509,362
Man Group PLC	262,561	608,646
Mondi PLC	44,877	1,210,694
National Grid PLC	19,872	219,607
Pennon Group PLC	6,471	67,674
Persimmon PLC	19,040	634,216
Petrofac Ltd.	121,240	931,371
Rentokil Initial PLC	234,472	1,081,062
Rightmove PLC	54,498	3,809,540
Royal Mail PLC	144,129	958,878
Schroders PLC	5,607	232,672
Severn Trent PLC	53,771	1,402,011
Smiths Group PLC	4,572	102,127
Spirax-Sarco Engineering PLC	14,865	1,274,726
SSE PLC	7,076	126,310
SSP Group PLC	28,628	238,862
Standard Life ABERDEEN PLC	46,840	200,576
Tate & Lyle PLC	112,764	959,661
Taylor Wimpey PLC	49,374	116,227
Thomas Cook Group PLC	1,219,054	1,727,471
Unilever NV CVA	33,199	1,849,750
Unilever PLC	21,418	1,183,139
Vodafone Group PLC	1,963,484	4,756,126
WH Smith PLC	5,486	144,403
William Hill PLC	90,454	361,270
Wm Morrison Supermarkets PLC	456,782	1,515,145

		94,958,291
United States — 0.5%
Carnival PLC	33,186	1,896,742
FirstSun Capital Bancorp (Acquired 3/10/14,cost $1,691,203)(a)(b)(e)	37,254	1,366,104
Sims Metal Management Ltd.	16,388	194,632

		3,457,478
Total Common Stocks — 95.8% (Cost: $704,095,301)		707,616,529

Security	Shares	Value
Preferred Stocks — 0.3%
Germany — 0.0%
Schaeffler AG, Preference Shares	1,218	$15,809

India — 0.0%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $576,742)(a)(b)(e)	81	141,696
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $227,633)(a)(b)(e)	27	57,670

		199,366
United States — 0.3%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242)(a)(b)(e)	153,710	888,444
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386)(a)(b)(e)	31,780	1,271,200

		2,159,644

Total Preferred Stocks — 0.3% (Cost: $2,257,517)		2,374,819

Rights — 0.0%
United States — 0.0%
ACS Actividades de Construccion y Servicios SA(a)	66,199	68,185
Intesa Sanpaolo(a)(b)	365,533	—
REPSOL SA(a)	186,535	105,890

		174,075

Total Rights — 0.0% (Cost: $177,005)		174,075

Total Long-Term Investments — 96.1% (Cost: $706,529,823)		710,165,423

Short-Term Securities — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(f)(h)	19,453,890	19,453,890
SL Liquidity Series, LLC, Money Market Series, 2.15%(f)(g)(h)	5,249,343	5,249,868

Total Short-Term Investments — 3.4% (Cost: $24,703,260)		24,703,758

Total Investments — 99.5% (Cost: $731,233,083)		734,869,181
Other Assets Less Liabilities — 0.5%		3,792,312

Net Assets — 100.0%		$738,661,493

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,725,114, representing 0.50% of its net assets as of period end, and an original cost of $4,614,206.

4

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Advantage International Fund

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,142,638	11,311,252	19,453,890	$19,453,890	$189,715		$52	$—
SL Liquidity Series, LLC, Money Market Series	122,087	5,127,256	5,249,343	5,249,868	70,415	(b)	261	501

				$24,703,758	$260,130		$313	$501

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	64	September 2018	6,424	(65,716)
SPI 200 Index	15	September 2018	1,706	37,806
Euro STOXX 50 Index	261	September 2018	10,336	(182,489)
FTSE 100 Index	41	September 2018	4,113	(16,376)

				(226,775)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$130,147	$45,342,037	$1	$45,472,185
Austria	—	4,554,521	—	4,554,521
Belgium	—	10,035,900	—	10,035,900
China	—	91,649	—	91,649
Denmark	—	11,768,713	—	11,768,713
Finland	—	13,741,578	—	13,741,578
France	996,575	79,501,295	—	80,497,870

5

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Advantage International Fund

	Level 1	Level 2	Level 3	Total
Germany	$—	$78,543,392	$—	$78,543,392
Hong Kong	—	15,012,323	—	15,012,323
Ireland	—	357,528	—	357,528
Israel	—	35,607	—	35,607
Italy	—	20,651,723	—	20,651,723
Japan	—	159,542,562	—	159,542,562
Jersey	—	28,968	—	28,968
Macau	—	277,232	—	277,232
Netherlands	—	45,674,105	—	45,674,105
New Zealand	—	57,545	—	57,545
Norway	—	15,111,280	—	15,111,280
Portugal	—	1,848,947	—	1,848,947
Russia	—	70,982	—	70,982
Singapore	992,476	3,632,878	—	4,625,354
South Africa	—	372,420	—	372,420
Spain	85,347	23,826,150	—	23,911,497
Sweden	124,809	28,841,224	—	28,966,033
Switzerland	—	47,718,755	—	47,718,755
United Arab Emirates	—	232,091	—	232,091
United Kingdom	219,607	94,738,684	—	94,958,291
United States	—	2,091,374	1,366,104	3,457,478
Preferred Stocks:
Germany	15,809	—	—	15,809
India	—	—	199,366	199,366
United States	—	—	2,159,644	2,159,644
Rights:
United States	174,075	—	—	174,075
Short-Term Securities	19,453,890	—	—	19,453,890

Subtotal	$22,192,735	$703,701,463	$3,725,115	$729,619,313

Investments Valued at NAV(a)				5,249,868

Total Investments				$734,869,181

Derivative Financial Instruments(b)
Assets:
Equity contracts	$37,806	$—	$—	$37,806
Liabilities:
Equity contracts	(264,581)	—	—	(264,581)

	$(226,775)	$—	$—	$(226,775)

(a)	As of June 30, 2018, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2017	$1,224,913	$4,937,035	$6,161,948
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	767,945	767,945
Net change in unrealized appreciation (depreciation)(a)	141,192	(2,662,589)	(2,521,397)
Purchases	—	—	—
Sales	—	(683,381)	(683,381)

Closing Balance, as of June 30, 2018	$1,366,105	$2,359,010	$3,725,115

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$141,192	$(2,662,589)	$(2,521,397)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

6

Schedule of Investments (unaudited) June 30, 2018	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 3.2%
Boeing Co.	18,220	$6,112,992
Harris Corp.	5,626	813,182
HEICO Corp., Class A	371	22,612
Lockheed Martin Corp.	23,253	6,869,634
Raytheon Co.	63,474	12,261,907
Rockwell Collins, Inc.	1,377	185,454

		26,265,781
Air Freight & Logistics — 0.4%
FedEx Corp.	12,560	2,851,874
XPO Logistics, Inc.(a)	3,710	371,668

		3,223,542
Airlines — 0.0%
Southwest Airlines Co.	8,030	408,566

Auto Components — 1.0%
BorgWarner, Inc.	180,249	7,779,547

Banks — 0.6%
Citizens Financial Group, Inc.	100,485	3,908,867
Synovus Financial Corp.	20,480	1,081,958

		4,990,825
Beverages — 2.6%
Brown-Forman Corp., Class A	11,083	541,515
Brown-Forman Corp., Class B	42,541	2,084,934
Coca-Cola European Partners PLC	55,886	2,271,207
Constellation Brands, Inc., Class A	31,656	6,928,549
Dr. Pepper Snapple Group, Inc.	10,632	1,297,104
PepsiCo, Inc.	73,300	7,980,171

		21,103,480
Biotechnology — 5.8%
AbbVie, Inc.	114,998	10,654,565
Amgen, Inc.	7,936	1,464,906
Biogen, Inc.(a)	13,833	4,014,890
Celgene Corp.(a)	133,222	10,580,491
Exelixis, Inc.(a)	62,204	1,338,630
Gilead Sciences, Inc.	172,358	12,209,841
Vertex Pharmaceuticals, Inc.(a)	38,650	6,568,954

		46,832,277
Building Products — 0.9%
Fortune Brands Home & Security, Inc.	136,022	7,303,021

Capital Markets — 3.0%
Charles Schwab Corp.	123,981	6,335,429
Freedom Pay, Inc.(a)(b)	43,051	—
Intercontinental Exchange, Inc.	105,524	7,761,290
Moelis & Co., Class A	45,768	2,684,293
S&P Global, Inc.	38,131	7,774,530

		24,555,542
Chemicals — 0.9%
Air Products & Chemicals, Inc.	37,099	5,777,427
Cabot Corp.	3	185
Eastman Chemical Co.	5,535	553,279
International Flavors & Fragrances, Inc.	8,406	1,042,008
WR Grace & Co.	3,653	267,801

		7,640,700
Commercial Services & Supplies — 0.0%
Republic Services, Inc.	6,124	418,637

Communications Equipment — 0.6%
Arista Networks, Inc.(a)	575	148,057
Motorola Solutions, Inc.	26,724	3,109,872
Palo Alto Networks, Inc.(a)	6,662	1,368,841

		4,626,770

Security	Shares	Value
Containers & Packaging — 0.7%
Packaging Corp. of America	49,571	$5,541,542

Diversified Consumer Services — 0.5%
H&R Block, Inc.	162,524	3,702,297

Electrical Equipment — 1.2%
AMETEK, Inc.	124,055	8,951,809
Rockwell Automation, Inc.	3,207	533,100

		9,484,909
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	47,175	4,111,301
CDW Corp.	19,727	1,593,744
Zebra Technologies Corp., Class A(a)	1,050	150,413

		5,855,458
Equity Real Estate Investment Trusts (REITs) — 1.9%
Equity Lifestyle Properties, Inc.	4,432	407,301
Prologis, Inc.	137,815	9,053,067
Simon Property Group, Inc.	36,011	6,128,712

		15,589,080
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	36,993	7,730,797
Performance Food Group Co.(a)	4,230	155,241
Walmart, Inc.	56,574	4,845,563

		12,731,601
Food Products — 0.5%
Archer-Daniels-Midland Co.	15,641	716,827
Bunge Ltd.	30,871	2,152,017
Hershey Co.	7,446	692,925
Hormel Foods Corp.	2,738	101,881
Kellogg Co.	3,322	232,108

		3,895,758
Health Care Equipment & Supplies — 1.7%
IDEXX Laboratories, Inc.(a)	12,975	2,827,772
Masimo Corp.(a)	8,883	867,425
Stryker Corp.	59,531	10,052,405
Varian Medical Systems, Inc.(a)	670	76,192

		13,823,794
Health Care Providers & Services — 3.2%
Aetna, Inc.	6,092	1,117,882
AmerisourceBergen Corp.	28,499	2,430,110
Express Scripts Holding Co.(a)	2,290	176,811
Humana, Inc.	36,495	10,862,007
McKesson Corp.	16,871	2,250,591
UnitedHealth Group, Inc.	24,192	5,935,265
WellCare Health Plans, Inc.(a)	11,347	2,794,085

		25,566,751
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(a)	52,454	4,031,614

Hotels, Restaurants & Leisure — 4.3%
Carnival Corp.	92,863	5,321,979
Darden Restaurants, Inc.	20,556	2,200,725
Domino’s Pizza, Inc.	25,627	7,231,171
Las Vegas Sands Corp.	127,195	9,712,610
Marriott International, Inc., Class A	23,234	2,941,424
McDonald’s Corp.	45,215	7,084,738

		34,492,647
Household Durables — 0.3%
DR Horton, Inc.	47,930	1,965,130
Whirlpool Corp.	4,358	637,270

		2,602,400

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates — 2.2%
3M Co.	58,400	$11,488,448
Honeywell International, Inc.	41,485	5,975,914

		17,464,362
Insurance — 0.5%
Allstate Corp.	22,151	2,021,722
American Financial Group, Inc.	4,517	484,810
Athene Holding Ltd., Class A (a)	14,508	636,031
Hanover Insurance Group, Inc.	858	102,582
Progressive Corp.	17,271	1,021,580

		4,266,725
Internet & Direct Marketing Retail — 6.6%
Amazon.com, Inc.(a)	26,956	45,819,809
Netflix, Inc.(a)	20,225	7,916,672

		53,736,481
Internet Software & Services — 9.5%
Alphabet, Inc., Class A(a)	15,241	17,209,985
Alphabet, Inc., Class C(a)	17,960	20,037,074
Facebook, Inc., Class A(a)	142,232	27,638,522
GoDaddy, Inc., Class A(a)	84,821	5,988,363
GrubHub, Inc.(a)(c)	8,987	942,826
New Relic, Inc.(a)	8,422	847,169
Twitter, Inc.(a)	64,638	2,822,741
Yelp, Inc.(a)	42,818	1,677,609

		77,164,289
IT Services — 8.3%
Accenture PLC, Class A	35,566	5,818,242
Automatic Data Processing, Inc.	30,178	4,048,077
Booz Allen Hamilton Holding Corp.	92,230	4,033,218
Broadridge Financial Solutions, Inc.	1,179	135,703
Cognizant Technology Solutions Corp., Class A	18,382	1,451,994
EPAM Systems, Inc.(a)	1	124
Fidelity National Information Services, Inc.	85,683	9,084,969
First Data Corp., Class A(a)	115,851	2,424,761
Mastercard, Inc., Class A	100,007	19,653,376
Square, Inc., Class A(a)	31,233	1,925,202
Visa, Inc., Class A	142,540	18,879,423

		67,455,089
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	14,877	919,994
Bio-Rad Laboratories, Inc., Class A(a)	2,502	721,927
Thermo Fisher Scientific, Inc.	2,935	607,956

		2,249,877
Machinery — 1.8%
Graco, Inc.	36,929	1,669,929
Illinois Tool Works, Inc.	44,336	6,142,309
Ingersoll-Rand PLC	37,056	3,325,035
PACCAR, Inc.	51,010	3,160,580

		14,297,853
Media — 0.4%
CBS Corp., Class B	4,629	260,242
Interpublic Group of Cos., Inc.	124,629	2,921,304

		3,181,546
Metals & Mining — 0.0%
Newmont Mining Corp.	4,628	174,522

Multiline Retail — 1.1%
Target Corp.	116,614	8,876,658

Oil, Gas & Consumable Fuels — 0.5%
ConocoPhillips	55,969	3,896,562
Continental Resources, Inc.(a)	1,645	106,530
RSP Permian, Inc.(a)	4,980	219,220

		4,222,312

Security	Shares	Value
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	19,529	$2,786,593
Herbalife Nutrition Ltd.(a)	18,767	1,008,163

		3,794,756
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	152,474	8,437,911
Eli Lilly & Co.	18,063	1,541,316
Johnson & Johnson	24,423	2,963,487
Merck & Co., Inc.	45,718	2,775,083
Zoetis, Inc.	44,014	3,749,553

		19,467,350
Professional Services — 0.3%
Insperity, Inc.	22,640	2,156,460
ManpowerGroup, Inc.	7,171	617,136

		2,773,596
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	2,829	469,586

Road & Rail — 1.4%
Landstar System, Inc.	66,716	7,285,387
Norfolk Southern Corp.	13,167	1,986,505
Union Pacific Corp.	13,833	1,959,859

		11,231,751
Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials, Inc.	110,553	5,106,443
Broadcom, Inc.	13,173	3,196,297
Cavium, Inc.(a)	3,972	343,578
Maxim Integrated Products, Inc.	153,238	8,988,941
NVIDIA Corp.	20,251	4,797,462
Texas Instruments, Inc.	124,670	13,744,868
Xilinx, Inc.	17,002	1,109,551

		37,287,140
Software — 11.6%
Activision Blizzard, Inc.	37,464	2,859,253
Adobe Systems, Inc.(a)	33,280	8,113,997
Cadence Design Systems, Inc.(a)	27,458	1,189,206
Dell Technologies, Inc., Class V(a)	21,517	1,819,908
Electronic Arts, Inc.(a)	42,206	5,951,890
Intuit, Inc.	5,530	1,129,807
Microsoft Corp.	433,003	42,698,426
RingCentral, Inc., Class A(a)	48,827	3,434,979
salesforce.com, Inc.(a)	61,860	8,437,704
Splunk, Inc.(a)	5,057	501,199
Synopsys, Inc.(a)	77,903	6,666,160
Workday, Inc., Class A(a)	46,098	5,583,390
Zendesk, Inc.(a)	107,682	5,867,592

		94,253,511
Specialty Retail — 2.5%
Burlington Stores, Inc.(a)	14,698	2,212,490
Home Depot, Inc.	50,941	9,938,589
Lithia Motors, Inc., Class A	37,092	3,507,790
Penske Automotive Group, Inc.	41,401	1,939,637
Tiffany & Co.	22,862	3,008,639

		20,607,145
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	270,407	50,055,040

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.(a)	22,392	2,795,641
Michael Kors Holdings Ltd.(a)	7,397	492,640
NIKE, Inc., Class B	37,544	2,991,506
Skechers U.S.A., Inc., Class A(a)	84,874	2,547,069
VF Corp.	26,648	2,172,345

		10,999,201

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors — 0.8%
HD Supply Holdings, Inc.(a)	4,544	$194,892
Univar, Inc.(a)	63,627	1,669,572
Watsco, Inc.	25,395	4,527,421

		6,391,885

Total Long-Term Investments — 99.1% (Cost: $705,723,201)		802,887,214

Security	Shares	Value
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(d)(f)	7,023,162	$7,023,162
SL Liquidity Series, LLC, Money Market Series, 2.15%(d)(e)(f)	135,644	135,657

Total Short-Term Securities — 0.9% (Cost: $7,158,819)		7,158,819

Total Investments — 100.0% (Cost: $712,882,020)		810,046,033
Liabilities in Excess of Other Assets — 0.0%		(92,759)

Net Assets — 100.0%		$809,953,274

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,215,330	3,807,832	7,023,162	$7,023,162	$79,169		$27	$—
SL Liquidity Series, LLC Money Market Series	—	135,644	135,644	135,657	3,948	(b)	131	—

				$7,158,819	$83,117		$158	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	61	09/21/18	$8,301	$(141,009)

Portfolio Abbreviation

S&P     Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Large Cap Growth Fund

“Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$802,887,214	$—	$—	$802,887,214
Short-Term Securities	7,023,162	—	—	7,023,162

Subtotal	$809,910,376	$—	$—	$809,910,376

Investments Valued at NAV(b)				135,657

Total Investments.				$810,046,033

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(141,009)	$—	$—	$(141,009)

(a)	See above Schedule of Investments for values in each industry.

(b)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) June 30, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)(b)	34,246	$2,163,662
Curtiss-Wright Corp.	56,295	6,700,231
HEICO Corp., Class A	6,918	421,652

		9,285,545

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(a)(b)	35,412	799,957
Echo Global Logistics Inc(a)	29,692	868,491

		1,668,448

Auto Components — 1.2%
Dana, Inc.	109,297	2,206,706
Fox Factory Holding Corp.(a)(b)	36,579	1,702,752
Modine Manufacturing Co.(a)	74,677	1,362,855
Stoneridge, Inc.(a)	6,177	217,060
Tenneco, Inc.	27,211	1,196,196
Tower International, Inc.	80,019	2,544,604

		9,230,173

Banks — 2.6%
Bank of Commerce Holdings	4,699	59,912
Bank of Marin Bancorp	1,243	100,497
Cadence BanCorp	140,143	4,045,928
Carolina Financial Corp.	26,180	1,123,646
Central Pacific Financial Corp.	185,778	5,322,540
FCB Financial Holdings, Inc., Class A(a)	48,564	2,855,563
First Connecticut Bancorp, Inc.	4,627	141,586
First Financial Northwest, Inc.	4,807	93,833
Guaranty Bancorp	14,093	419,971
Heritage Commerce Corp.	54,662	928,707
Home BancShares, Inc.	14,927	336,753
Lakeland Financial Corp.	40,664	1,959,598
National Bank Holdings Corp., Class A	2,250	86,828
People’s Utah Bancorp	5,214	186,140
QCR Holdings, Inc.	3,381	160,428
Republic Bancorp, Inc., Class A	139	6,297
Republic First Bancorp, Inc.(a)(b)	20,205	158,609
TriState Capital Holdings, Inc.(a)	35,915	937,381
Union Bankshares Corp.	4	156
United Community Banks, Inc.	22,841	700,533

		19,624,906

Biotechnology — 11.7%
ACADIA Pharmaceuticals, Inc.(a)(b)	114,248	1,744,567
Acceleron Pharma, Inc.(a)	3,130	151,868
Achaogen, Inc.(a)(b)	20,031	173,468
Acorda Therapeutics, Inc.(a)(b)	3,184	91,381
Adamas Pharmaceuticals, Inc.(a)(b)	25,775	665,768
ADMA Biologics, Inc.(a)	19,493	87,913
Aduro Biotech, Inc.(a)(b)	86,585	606,095
Agenus, Inc.(a)(b)	229,413	520,768
Aimmune Therapeutics, Inc.(a)(b)	56,915	1,530,444
Akebia Therapeutics, Inc.(a)	108,297	1,080,804
Alder Biopharmaceuticals, Inc.(a)	25,055	395,869
AMAG Pharmaceuticals, Inc.(a)(b)	8,278	161,421
Amicus Therapeutics, Inc.(a)(b)	86,886	1,357,159
AnaptysBio, Inc.(a)	3,318	235,711
Apellis Pharmaceuticals, Inc.(a)	5,167	113,674
Applied Genetic Technologies Corp.(a)	26,780	99,086
Ardelyx, Inc.(a)	23,485	86,895
Arena Pharmaceuticals, Inc.(a)	16,294	710,418
Array BioPharma, Inc.(a)	180,503	3,028,840
Arrowhead Pharmaceuticals, Inc.(a)	6,594	89,678
Atara Biotherapeutics, Inc.(a)(b)	37,498	1,378,052
Athersys, Inc.(a)	84,462	166,390
aTyr Pharma, Inc.(a)(b)	126,299	114,932
Audentes Therapeutics, Inc.(a)	5,439	207,824
AVEO Pharmaceuticals, Inc.(a)	52,557	118,779
Biohaven Pharmaceutical Holding, Co. Ltd.(a)(b)	16,460	650,499

Security	Shares	Value
Biotechnology (continued)
BioSpecifics Technologies Corp.(a)	10,698	$479,912
Blueprint Medicines Corp.(a)	17,058	1,082,842
Calithera Biosciences, Inc.(a)	109,321	546,605
CareDx, Inc.(a)	33,384	408,620
Catalyst Pharmaceuticals, Inc.(a)(b)	34,581	107,893
ChemoCentryx, Inc.(a)	67,625	890,621
Clovis Oncology, Inc.(a)(b)	48,225	2,192,791
Coherus Biosciences, Inc.(a)(b)	70,842	991,788
Conatus Pharmaceuticals, Inc.(a)	153,402	656,561
Corvus Pharmaceuticals, Inc.(a)	13,120	144,058
CytomX Therapeutics, Inc.(a)	49,893	1,140,554
Deciphera Pharmaceuticals, Inc.(a)	2,441	96,053
Denali Therapeutics, Inc.(a)(b)	4,837	73,764
Dynavax Technologies Corp.(a)	25,964	395,951
Editas Medicine, Inc.(a)(b)	15,698	562,459
Eiger BioPharmaceuticals, Inc.(a)	15,707	191,625
Emergent BioSolutions, Inc.(a)	17,498	883,474
Enanta Pharmaceuticals, Inc.(a)	8,179	947,946
EPIRUS Biopharmaceuticals, Inc.(a)	6,060	18
Epizyme, Inc.(a)	14,499	196,461
Evelo Biosciences, Inc.(a)	6,159	72,676
Exact Sciences Corp.(a)(b)	10,384	620,859
Exelixis, Inc.(a)	19,432	418,177
FibroGen, Inc.(a)(b)	54,462	3,409,321
Flexion Therapeutics, Inc.(a)	14,086	364,123
Foundation Medicine, Inc.(a)(b)	6,793	928,603
G1 Therapeutics, Inc.(a)	2,063	89,658
Genomic Health, Inc.(a)	27,540	1,388,016
Global Blood Therapeutics, Inc.(a)(b)	42,351	1,914,265
GTx, Inc.(a)	10,417	159,484
Halozyme Therapeutics, Inc.(a)(b)	125,409	2,115,650
Heron Therapeutics, Inc.(a)	60,273	2,341,606
Homology Medicines, Inc.(a)	10,060	205,224
Immune Design Corp.(a)(b)	51,578	234,680
ImmunoGen, Inc.(a)	56,975	554,367
Immunomedics, Inc.(a)	52,259	1,236,971
Insmed, Inc.(a)(b)	23,176	548,112
Intercept Pharmaceuticals, Inc.(a)	10,873	912,353
Invitae Corp.(a)(b)	138,550	1,018,343
Iovance Biotherapeutics, Inc.(a)	5,771	73,869
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	124,783	2,385,851
Jounce Therapeutics, Inc.(a)(b)	20,195	154,694
Karyopharm Therapeutics, Inc.(a)	22,063	374,850
Kindred Biosciences, Inc.(a)	56,963	606,656
La Jolla Pharmaceutical Co.(a)	7,694	224,434
Lexicon Pharmaceuticals, Inc.(a)	87,104	1,045,248
Ligand Pharmaceuticals, Inc.(a)(b)	13,550	2,807,154
Loxo Oncology, Inc.(a)	22,043	3,824,020
MacroGenics, Inc.(a)	14,176	292,734
Madrigal Pharmaceuticals, Inc.(a)(b)	1,527	427,087
MediciNova, Inc.(a)	11,604	92,368
Mersana Therapeutics, Inc.(a)	10,993	196,335
Miragen Therapeutics, Inc.(a)(b)	21,546	138,110
Momenta Pharmaceuticals, Inc.(a)	20,368	416,526
Myriad Genetics, Inc.(a)	24,491	915,229
Natera, Inc.(a)	58,857	1,107,689
Novavax, Inc.(a)(b)	587,216	786,869
Nymox Pharmaceutical Corp.(a)	36,865	123,866
Ophthotech Corp.(a)	25,704	70,172
Palatin Technologies, Inc.(a)	446,652	433,163
Pieris Pharmaceuticals, Inc.(a)	40,969	207,713
Portola Pharmaceuticals, Inc.(a)(b)	46,795	1,767,447
Progenics Pharmaceuticals, Inc.(a)(b)	12,735	102,389
PTC Therapeutics, Inc.(a)	11,995	404,591
Puma Biotechnology, Inc.(a)(b)	32,523	1,923,735
Ra Pharmaceuticals, Inc.(a)	70,766	704,122
Radius Health, Inc.(a)(b)	30,807	907,882
REGENXBIO, Inc.(a)	12,562	901,324
Repligen Corp.(a)	11,377	535,174

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Retrophin, Inc.(a)	42,077	$1,147,019
Rhythm Pharmaceuticals, Inc.(a)(b)	13,836	432,513
Rigel Pharmaceuticals, Inc.(a)	205,138	580,541
Sangamo Therapeutics, Inc.(a)(b)	76,141	1,081,202
Savara, Inc.(a)	7,685	86,994
Seres Therapeutics, Inc.(a)	90,576	778,954
Sorrento Therapeutics, Inc.(a)(b)	70,646	508,651
Spark Therapeutics, Inc.(a)	15,290	1,265,400
Spectrum Pharmaceuticals, Inc.(a)	78,922	1,654,205
Stemline Therapeutics, Inc.(a)	45,444	729,376
Surface Oncology, Inc.(a)	51,828	845,315
Syndax Pharmaceuticals, Inc.(a)	4,639	32,566
Syros Pharmaceuticals, Inc.(a)	6,961	71,072
TG Therapeutics, Inc.(a)	12,030	158,195
Ultragenyx Pharmaceutical, Inc.(a)(b)	37,068	2,849,417
Unum Therapeutics, Inc.(a)	52,765	757,178
Vanda Pharmaceuticals, Inc.(a)	67,685	1,289,399
Veracyte, Inc.(a)	100,790	941,379
Vericel Corp.(a)	12,775	123,917
Voyager Therapeutics, Inc.(a)	4,888	95,511
vTv Therapeutics, Inc., Class A(a)	2	3
Xencor, Inc.(a)	50,282	1,860,937

		87,331,832
Building Products — 3.4%
Advanced Drainage Systems, Inc.	24,737	706,241
Builders FirstSource, Inc.(a)(b)	131,365	2,402,666
Patrick Industries, Inc.(a)	5,722	325,296
PGT Innovations, Inc.(a)	210,216	4,383,004
Simpson Manufacturing Co., Inc.	10,779	670,346
Trex Co., Inc.(a)(b)	98,836	6,186,145
Universal Forest Products, Inc.	289,833	10,613,684

		25,287,382
Capital Markets — 1.0%
Financial Engines, Inc.	7,360	330,464
Moelis & Co., Class A	102,247	5,996,787
PJT Partners, Inc., Class A	19,083	1,018,841
Westwood Holdings Group, Inc.	4,557	271,324

		7,617,416
Chemicals — 2.2%
AdvanSix, Inc.(a)	10,732	393,113
Ferro Corp.(a)(b)	23,156	482,803
HB Fuller Co.	39,749	2,133,726
Ingevity Corp.(a)	34,555	2,794,117
Innospec, Inc.	17,485	1,338,477
KMG Chemicals, Inc.	1,884	139,002
Koppers Holdings, Inc.(a)	25,020	959,517
Marrone Bio Innovations, Inc.(a)	67,243	123,727
PolyOne Corp.	134,848	5,828,131
Trinseo SA	26,234	1,861,302

		16,053,915
Commercial Services & Supplies — 3.0%
ARC Document Solutions, Inc.(a)	244,783	433,266
Cimpress NV(a)(b)	24,882	3,606,895
Deluxe Corp.	31,930	2,114,085
InnerWorkings, Inc.(a)	4,488	39,001
Interface, Inc.	156,369	3,588,669
Kimball International, Inc., Class B	48,991	791,695
McGrath RentCorp.	78,488	4,965,936
Mobile Mini, Inc.	37,983	1,781,403
MSA Safety, Inc.	13,253	1,276,794
Tetra Tech, Inc.	60,974	3,566,979

		22,164,723
Communications Equipment — 0.4%
Aerohive Networks, Inc.(a)	5,351	21,243
Infinera Corp.(a)	24,196	240,266
Lumentum Holdings, Inc.(a)(b)	7,677	444,498

Security	Shares	Value
Communications Equipment (continued)
NETGEAR, Inc.(a)	6,870	$429,375
Plantronics, Inc.	9,084	692,655
Ubiquiti Networks, Inc.(a)(b)	11,027	934,207

		2,762,244
Construction & Engineering — 1.8%
Comfort Systems U.S.A., Inc.	191,536	8,772,349
MasTec, Inc.(a)(b)	80,837	4,102,478
MYR Group, Inc.(a)	9,993	354,352

		13,229,179
Construction Materials — 0.1%
Summit Materials, Inc., Class A(a)(b)	21,276	558,495

Consumer Finance — 1.4%
Enova International, Inc.(a)	75,358	2,754,335
Green Dot Corp., Class A(a)	105,868	7,769,653

		10,523,988
Containers & Packaging — 0.0%
Myers Industries, Inc.	6,634	127,373

Distributors — 0.0%
Core-Mark Holding Co., Inc.	10,042	227,953
Funko, Inc., Class A(a)	8,391	105,307

		333,260
Diversified Consumer Services — 0.8%
Capella Education Co.	28,289	2,792,124
Carriage Services, Inc.	25,024	614,339
Chegg, Inc.(a)	7,174	199,365
Grand Canyon Education, Inc.(a)	1,390	155,138
Sotheby’s(a)	13,893	754,946
Weight Watchers International, Inc.(a)	12,816	1,295,698

		5,811,610
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	89,399	4,773,907
Ooma, Inc.(a)	76,361	1,080,508

		5,854,415
Electrical Equipment — 1.0%
Atkore International Group, Inc.(a)	101,841	2,115,238
EnerSys	9,727	726,023
Generac Holdings, Inc.(a)(b)	94,713	4,899,503

		7,740,764
Electronic Equipment, Instruments & Components — 1.6%
Control4 Corp.(a)(b)	34,488	838,403
Fitbit, Inc., Class A(a)(b)	232,998	1,521,477
Insight Enterprises, Inc.(a)	6,243	305,470
Itron, Inc.(a)	10,920	655,746
Novanta, Inc.(a)(b)	19,554	1,218,214
OSI Systems, Inc.(a)	51,562	3,987,289
ScanSource, Inc.(a)	49,281	1,986,024
Systemax, Inc.	40,482	1,389,747

		11,902,370
Energy Equipment & Services — 0.8%
Aspen Aerogels, Inc.(a)	30	147
Cactus, Inc., Class A(a)	73,275	2,475,962
Key Energy Services, Inc.(a)	12,224	198,518
Pioneer Energy Services Corp.(a)	82,080	480,168
ProPetro Holding Corp.(a)(b)	197,200	3,092,096

		6,246,891
Equity Real Estate Investment Trusts (REITs) — 2.6%
CareTrust REIT, Inc.	9,786	163,328
EastGroup Properties, Inc.	103,200	9,861,792
First Industrial Realty Trust, Inc.	34,254	1,142,028
Four Corners Property Trust, Inc.	6,383	157,213
National Storage Affiliates Trust	42,752	1,317,617

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	23,736	$3,050,076
Rexford Industrial Realty, Inc.	63,558	1,995,086
Ryman Hospitality Properties, Inc.	24,330	2,023,039

		19,710,179
Food & Staples Retailing — 1.0%
Performance Food Group Co.(a)	197,283	7,240,286

Food Products — 0.6%
Calavo Growers, Inc.	19,740	1,898,001
John B. Sanfilippo & Son, Inc.	35,636	2,653,100

		4,551,101
Gas Utilities — 0.1%
Chesapeake Utilities Corp.	8,035	642,398

Health Care Equipment & Supplies — 5.7%
Abaxis, Inc.	14,708	1,220,911
Accuray, Inc.(a)(b)	230,659	945,702
AtriCure, Inc.(a)(b)	48,791	1,319,797
Cantel Medical Corp.	21,561	2,120,740
Cerus Corp.(a)	39,233	261,684
Globus Medical, Inc., Class A(a)	49,137	2,479,453
Inogen, Inc.(a)	24,131	4,496,329
Integer Holdings Corp.(a)	31,686	2,048,500
iRadimed Corp.(a)	13,563	281,432
LeMaitre Vascular, Inc.(b)	21,153	708,202
Masimo Corp.(a)	88,080	8,601,012
Merit Medical Systems, Inc.(a)	40,941	2,096,179
Neogen Corp.(a)	25,747	2,064,652
Nevro Corp.(a)(b)	26,232	2,094,625
Novocure Ltd.(a)	31,758	994,025
NxStage Medical, Inc.(a)	125,997	3,515,316
Penumbra, Inc.(a)	18,101	2,500,653
Quidel Corp.(a)	1,316	87,514
RTI Surgical, Inc.(a)	280,217	1,288,998
SeaSpine Holdings Corp.(a)	71,603	903,630
STAAR Surgical Co.(a)	38,582	1,196,042
Wright Medical Group NV(a)	48,526	1,259,735

		42,485,131
Health Care Providers & Services — 4.3%
Addus Homecare Corp.(a)	23,286	1,333,124
Amedisys, Inc.(a)	15,374	1,313,862
AMN Healthcare Services, Inc.(a)(b)	23,822	1,395,969
BioTelemetry, Inc.(a)	3,793	170,685
Chemed Corp.	28,810	9,271,346
CorVel Corp.(a)	6,425	346,950
Diplomat Pharmacy, Inc.(a)	3,145	80,386
Ensign Group, Inc.	105,927	3,794,305
HealthEquity, Inc.(a)	10,921	820,167
LHC Group, Inc.(a)	69,416	5,941,315
National Research Corp., Class A	13,008	486,499
PetIQ, Inc.(a)(b)	16,946	455,170
Select Medical Holdings Corp.(a)	24,475	444,221
Tenet Healthcare Corp.(a)	19,822	665,425
Tivity Health, Inc.(a)(b)	2,877	101,270
WellCare Health Plans, Inc.(a)	22,309	5,493,368

		32,114,062
Health Care Technology — 1.6%
Castlight Health, Inc., Class B(a)	131,366	558,306
Medidata Solutions, Inc.(a)(b)	64,223	5,173,805
Omnicell, Inc.(a)(b)	46,948	2,462,423
Quality Systems, Inc.(a)	8,277	161,402
Teladoc, Inc.(a)(b)	25,685	1,491,014
Vocera Communications, Inc.(a)(b)	76,340	2,281,803

		12,128,753
Hotels, Restaurants & Leisure — 5.2%
BJ’s Restaurants, Inc.	61,256	3,675,360
Bloomin’ Brands, Inc.	111,159	2,234,296

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	100,901	$3,497,229
Carrols Restaurant Group, Inc.(a)	37,572	557,944
Cheesecake Factory, Inc.	52,473	2,889,163
Churchill Downs, Inc.	3,200	948,800
Marriott Vacations Worldwide Corp.	15,758	1,780,024
Pinnacle Entertainment, Inc.(a)	1,690	57,004
Planet Fitness, Inc., Class A(a)	53,239	2,339,322
PlayAGS, Inc.(a)(b)	17,186	465,225
Ruth’s Hospitality Group, Inc.	62,205	1,744,850
Scientific Games Corp.(a)	9,935	488,305
SeaWorld Entertainment, Inc.(a)	98,510	2,149,488
Texas Roadhouse, Inc.	183,549	12,024,295
Vail Resorts, Inc.	15,040	4,123,818

		38,975,123
Household Durables — 1.9%
Cavco Industries, Inc.(a)	10,280	2,134,642
Century Communities, Inc.(a)	584	18,425
GoPro, Inc., Class A(a)(b)	160,456	1,033,337
iRobot Corp.(a)(b)	32,218	2,441,158
LGI Homes, Inc.(a)	1,307	75,453
MDC Holdings, Inc.	105,837	3,256,604
Meritage Homes Corp.(a)	24,159	1,061,788
Roku, Inc.(a)(b)	31,400	1,338,268
Taylor Morrison Home Corp., Class A(a)	21,556	447,934
TRI Pointe Group, Inc.(a)(b)	54,698	894,859
William Lyon Homes, Class A(a)	29,468	683,658
ZAGG, Inc.(a)	54,111	936,120

		14,322,246
Household Products — 0.2%
Central Garden & Pet Co.(a)	24,312	1,057,086
Central Garden & Pet Co., Class A(a)	4,771	193,082

		1,250,168
Independent Power and Renewable Electricity Producers — 0.0%
Atlantic Power Corp.(a)	46,288	101,834

Insurance — 0.4%
Infinity Property & Casualty Corp.	951	135,375
James River Group Holdings Ltd., Class L	7,543	296,364
Kinsale Capital Group, Inc.	41,356	2,268,790
RLI Corp.	4,383	290,111
Trupanion, Inc.(a)	3,376	130,314

		3,120,954
Internet & Direct Marketing Retail — 0.6%
Gaia, Inc.(a)	6,764	136,971
Groupon, Inc.(a)	281,113	1,208,786
Nutrisystem, Inc.	40,923	1,575,536
Overstock.com, Inc.(a)	36,412	1,225,264
PetMed Express, Inc.	13,661	601,767

		4,748,324
Internet Software & Services — 7.2%
Alteryx, Inc., Class A(a)	9,204	351,225
Appfolio, Inc., Class A(a)	15,264	933,394
Bandwidth, Inc., Class A(a)	4,347	165,099
Box, Inc., Class A(a)	151,280	3,780,487
Care.com, Inc.(a)	93,336	1,948,856
Cargurus, Inc.(a)	75,885	2,636,245
Cloudera, Inc.(a)	29,992	409,091
Cornerstone OnDemand, Inc.(a)	27,069	1,283,883
eGain Corp.(a)	11,788	177,999
Envestnet, Inc.(a)	62,372	3,427,341
Etsy, Inc.(a)	60,892	2,569,033
Five9, Inc.(a)(b)	54,825	1,895,300
GrubHub, Inc.(a)(b)	13,763	1,443,876
Hortonworks, Inc.(a)	173,830	3,167,183
Instructure, Inc.(a)	2,058	87,568

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Leaf Group, Ltd.(a)	7,162	$77,708
Limelight Networks, Inc.(a)	66,290	296,316
LivePerson, Inc.(a)	41,885	883,774
New Relic, Inc.(a)	61,273	6,163,451
NIC, Inc.	155,065	2,411,261
Okta, Inc., Class A(a)(b)	5,511	277,589
Pandora Media, Inc.(a)	36,958	291,229
QuinStreet, Inc.(a)	71,543	908,596
Quotient Technology, Inc.(a)	6,435	84,299
Rhythmone PLC(a)	2,850	6,327
SendGrid, Inc.(a)	19,136	507,487
Shutterstock, Inc.(a)	11,991	569,093
SPS Commerce, Inc.(a)	8,992	660,732
Stamps.com, Inc.(a)(b)	5,174	1,309,281
TechTarget, Inc.(a)	67,988	1,930,859
Trade Desk, Inc., Class A(a)(b)	25,234	2,366,949
TrueCar, Inc.(a)(b)	59,074	596,057
Twilio, Inc., Class A(a)	7,826	438,412
XO Group, Inc.(a)	25,367	811,744
Yelp, Inc.(a)	172,883	6,773,556
Yext, Inc.(a)	123,534	2,389,147

		54,030,447
IT Services — 0.9%
CSG Systems International, Inc.	17,240	704,599
Everi Holdings, Inc.(a)	146,043	1,051,510
EVERTEC, Inc.	6,223	135,973
ExlService Holdings, Inc.(a)	8,845	500,715
GreenSky, Inc., Class A(a)(b)	19,772	418,178
Hackett Group, Inc.	119,589	1,921,795
Science Applications International Corp.	1,221	98,816
Syntel, Inc.(a)	39,533	1,268,614
Virtusa Corp.(a)	4,722	229,867

		6,330,067
Leisure Products — 0.9%
Callaway Golf Co.	8,558	162,345
Malibu Boats, Inc., Class A(a)	43,704	1,832,946
MCBC Holdings, Inc.(a)	157,569	4,561,623

		6,556,914
Life Sciences Tools & Services — 0.6%
Enzo Biochem, Inc.(a)	95,693	496,647
Harvard Bioscience, Inc.(a)(b)	120,957	647,120
Luminex Corp.	36,193	1,068,779
Medpace Holdings, Inc.(a)	25,209	1,083,987
NanoString Technologies, Inc.(a)	60,568	828,570
NeoGenomics, Inc.(a)	20,286	265,949
Pacific Biosciences of California, Inc.(a)	53,092	188,477

		4,579,529
Machinery — 3.4%
Alamo Group, Inc.	39,756	3,592,352
Altra Industrial Motion Corp.	33,434	1,441,005
Harsco Corp.(a)	10,837	239,498
Kadant, Inc.	59,330	5,704,580
Milacron Holdings Corp.(a)	5,814	110,059
Proto Labs, Inc.(a)	26,444	3,145,514
Rexnord Corp.(a)(b)	7,795	226,523
Standex International Corp.	19,737	2,017,121
Watts Water Technologies, Inc., Class A	111,396	8,733,446

		25,210,098
Media — 1.0%
Central European Media Enterprises Ltd., Class A(a)(b)	122,703	509,217
Entravision Communications Corp., Class A	397,602	1,988,010
Eros International PLC, Class A(a)(b)	14,606	189,878
IMAX Corp.(a)	39,057	865,113
Marcus Corp.	24,509	796,543
Sinclair Broadcast Group, Inc., Class A	9,714	312,305

Security	Shares	Value
Media (continued)
World Wrestling Entertainment, Inc., Class A	42,985	$3,130,168

		7,791,234
Metals & Mining — 0.5%
Gold Resource Corp.	24,862	163,841
Ryerson Holding Corp.(a)(b)	15,333	170,963
Schnitzer Steel Industries, Inc., Class A	69,535	2,343,329
Worthington Industries, Inc.	29,890	1,254,483

		3,932,616
Multiline Retail — 0.1%
Big Lots, Inc.	6,594	275,497
Dillard’s, Inc., Class A(b)	7,088	669,816

		945,313
Oil, Gas & Consumable Fuels — 1.1%
Amyris, Inc.(a)	35,282	225,452
Carrizo Oil & Gas, Inc.(a)(b)	9,295	258,866
CONSOL Energy, Inc.(a)	12,727	488,080
Eclipse Resources Corp.(a)	74,973	119,957
Evolution Petroleum Corp.	172,633	1,700,435
Jagged Peak Energy, Inc.(a)(b)	25,081	326,555
Matador Resources Co.(a)(b)	72,240	2,170,812
Oasis Petroleum, Inc.(a)	24	311
Penn Virginia Corp.(a)	22,673	1,924,711
WildHorse Resource Development Corp.(a)	33,194	841,800

		8,056,979
Paper & Forest Products — 0.5%
Boise Cascade Co.	88,938	3,975,529

Personal Products — 0.9%
Inter Parfums, Inc.	60,899	3,258,097
Medifast, Inc.	3,658	585,865
USANA Health Sciences, Inc.(a)	23,219	2,677,151

		6,521,113
Pharmaceuticals — 2.8%
Ampio Pharmaceuticals, Inc.(a)	45,523	100,151
Collegium Pharmaceutical, Inc.(a)(b)	12,409	295,955
Corcept Therapeutics, Inc.(a)(b)	137,840	2,166,845
Dermira, Inc.(a)(b)	75,749	696,891
Durect Corp.(a)	291,214	454,294
Horizon Pharma PLC(a)	14,784	244,823
Innoviva, Inc.(a)	100,144	1,381,987
Intersect ENT, Inc.(a)	81,850	3,065,283
Medicines Co.(a)(b)	35,159	1,290,335
MyoKardia, Inc.(a)	3,453	171,441
Phibro Animal Health Corp., Class A	79,786	3,674,145
Reata Pharmaceuticals, Inc., Class A(a)	21,738	760,178
Revance Therapeutics, Inc.(a)(b)	82,184	2,255,951
SIGA Technologies, Inc.(a)	25,167	149,492
Supernus Pharmaceuticals, Inc.(a)	17,595	1,053,061
Theravance Biopharma, Inc.(a)	3,244	73,574
Zogenix, Inc.(a)(b)	66,469	2,937,930

		20,772,336
Professional Services — 2.6%
ASGN, Inc.(a)	50,617	3,957,743
CRA International, Inc.	31,443	1,600,134
Insperity, Inc.	91,471	8,712,613
Kforce, Inc.	85,704	2,939,647
Korn/Ferry International	32,563	2,016,627
WageWorks, Inc.(a)	9,323	466,150

		19,692,914
Real Estate Management & Development — 0.6%
Marcus & Millichap, Inc.(a)	110,132	4,296,249

Road & Rail — 0.5%
Avis Budget Group, Inc.(a)	20,533	667,323
Marten Transport Ltd.	54,226	1,271,600

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail (continued)
Saia, Inc.(a)	1,012	$81,820
Universal Logistics Holdings, Inc.	58,579	1,537,699
Werner Enterprises, Inc.	13,444	504,822

		4,063,264
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.(a)	15,662	909,806
Alpha & Omega Semiconductor Ltd.(a)	65,067	926,554
Ambarella, Inc.(a)(b)	14,234	549,575
Aquantia Corp.(a)	6,564	76,011
Brooks Automation, Inc.	26,885	876,989
Cabot Microelectronics Corp.	11,349	1,220,698
Cirrus Logic, Inc.(a)	119,143	4,566,751
Diodes, Inc.(a)(b)	35,599	1,227,098
Entegris, Inc.	112,463	3,812,496
Integrated Device Technology, Inc.(a)(b)	90,406	2,882,143
Kopin Corp.(a)(b)	46,317	132,467
Nanometrics, Inc.(a)	43,258	1,531,766
Power Integrations, Inc.	9,615	702,376
Rudolph Technologies, Inc.(a)	19,225	569,060
Semtech Corp.(a)(b)	35,117	1,652,255
Xcerra Corp.(a)	35,374	494,175

		22,130,220
Software — 4.5%
A10 Networks, Inc.(a)	401,883	2,503,731
Altair Engineering, Inc., Class A(a)	2,386	81,553
ForeScout Technologies, Inc.(a)	9,421	322,763
HubSpot, Inc.(a)	12,534	1,571,764
MicroStrategy, Inc., Class A(a)	14,727	1,881,374
MobileIron, Inc.(a)	30,467	135,578
Model N, Inc.(a)	9,779	181,889
Paylocity Holding Corp.(a)(b)	53,900	3,172,554
Progress Software Corp.	51,253	1,989,641
Qualys, Inc.(a)	6,862	578,467
RealPage, Inc.(a)	7,868	433,527
RingCentral, Inc., Class A(a)	85,079	5,985,308
Upland Software, Inc.(a)	14,401	494,962
Varonis Systems, Inc.(a)	48,958	3,647,371
Workiva, Inc.(a)	63,311	1,544,788
Zendesk, Inc.(a)	155,112	8,452,053
Zix Corp.(a)	90,731	489,040

		33,466,363
Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	340,935	7,926,739
America’s Car-Mart, Inc.(a)	2,444	151,284
Asbury Automotive Group, Inc.(a)	66,905	4,586,338
At Home Group, Inc.(a)	11,238	439,968
Carvana Co.(a)	4,456	185,370
Children’s Place, Inc.	3,558	429,806
Five Below, Inc.(a)(b)	39,691	3,878,208
Haverty Furniture Cos., Inc.	12	259
Hudson, Ltd., Class A(a)	30,364	531,066
Lithia Motors, Inc., Class A	26,901	2,544,028
Lumber Liquidators Holdings, Inc.(a)(b)	10,981	267,387
RH(a)	21,823	3,048,673
Sonic Automotive, Inc., Class A	18,057	371,974
Zumiez, Inc.(a)	11,869	297,318

		24,658,418
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A(a)	139,158	3,323,093

Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.(a)	57,604	1,014,406
Deckers Outdoor Corp.(a)	12,412	1,401,191
Oxford Industries, Inc.	22,402	1,858,918
Steven Madden Ltd.	10,232	543,319
Wolverine World Wide, Inc.	19,962	694,079

		5,511,913

Security	Shares	Value
Thrifts & Mortgage Finance — 1.3%
Charter Financial Corp.	24,978	$603,219
Essent Group Ltd.(a)	100,210	3,589,522
Federal Agricultural Mortgage Corp., Class C	2,030	181,644
LendingTree, Inc.(a)(b)	4,381	936,658
Meridian Bancorp, Inc.	10,477	200,635
Riverview Bancorp, Inc.	9,446	79,724
United Community Financial Corp.	24,474	268,969
Washington Federal, Inc.	123,573	4,040,837

		9,901,208
Tobacco — 0.2%
Vector Group Ltd.	84,675	1,615,599

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	99,775	6,999,216
Beacon Roofing Supply, Inc.(a)(b)	25,486	1,086,213
BMC Stock Holdings, Inc.(a)	4,945	103,103
DXP Enterprises, Inc.(a)	10,063	384,407
H&E Equipment Services, Inc.	27,376	1,029,611
Herc Holdings, Inc.(a)	3,305	186,204
MRC Global, Inc.(a)(b)	55,749	1,208,081
Rush Enterprises, Inc., Class A(a)	68,771	2,983,286

		13,980,121
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(a)	83,185	1,879,149

Total Common Stocks — 98.6% (Cost: $627,120,315)		737,966,174

Preferred Stocks — 0.5%
Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0)(a)(c)(d)	8,264	—
Series 8 (Acquired 8/31/15, cost $1,174,984)(a)(c)(d)	192,156	2

		2

Software — 0.5%
Illumio Inc., Series C (Acquired 3/10/15, cost $1,000,317)(a)(c)(d)	311,155	1,138,827
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $2,499,998)(a)(c)(d)	407,830	2,357,257

		3,496,084

Total Preferred Stocks — 0.5% (Cost: $4,675,299)		3,496,086

Rights — 0.1%
Biotechnology — 0.1%
Dyax Corp. - CVR(a)(c)(d)	185,004	423,659

Total Rights — 0.1% (Cost: $ — )		423,659

Total Long-Term Investments — 99.2% (Cost: $631,795,614)		741,885,919

Short-Term Securities — 8.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(e)(g)	6,475,602	6,475,602
SL Liquidity Series, LLC, Money Market Series, 2.15%(e)(f)(g)	55,071,629	55,077,136

Total Short-Term Securities — 8.2% (Cost: $61,541,750)		61,552,738

Total Investments — 107.4% (Cost: $693,337,364)		803,438,657
Liabilities in Excess of Other Assets — (7.4)%		(55,321,710)

Net Assets — 100.0%		$748,116,947

5

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Small Cap Growth Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,496,086, representing 0.5% of its net assets as of period end, and an original cost of $4,675,299.

(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

(g)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,080,253	2,604,651	6,475,602	$6,475,602	$70,141		$25	$—
SL Liquidity Series, LLC, Money Market Series	4,197,442	50,874,187	55,071,629	55,077,136	336,272	(b)	164	10,782

				$61,552,738	$406,413		$189	$10,782

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	92	09/21/18	$7,579	$(133,435)

Portfolio Abbreviation

CVR     Contingent Value Rights

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Small Cap Growth Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$9,285,545	$—	$—	$9,285,545
Air Freight & Logistics	1,668,448	—	—	1,668,448
Auto Components	9,230,173	—	—	9,230,173
Banks	19,624,906	—	—	19,624,906
Biotechnology	87,331,832	—	—	87,331,832
Building Products	25,287,382	—	—	25,287,382
Capital Markets	7,617,416	—	—	7,617,416
Chemicals	16,053,915	—	—	16,053,915
Commercial Services & Supplies	22,164,723	—	—	22,164,723
Communications Equipment	2,762,244	—	—	2,762,244
Construction & Engineering	13,229,179	—	—	13,229,179
Construction Materials	558,495	—	—	558,495
Consumer Finance	10,523,988	—	—	10,523,988
Containers & Packaging	127,373	—	—	127,373
Distributors	333,260	—	—	333,260
Diversified Consumer Services	5,811,610	—	—	5,811,610
Diversified Telecommunication Services	5,854,415	—	—	5,854,415
Electrical Equipment	7,740,764	—	—	7,740,764
Electronic Equipment, Instruments & Components	11,902,370	—	—	11,902,370
Energy Equipment & Services	6,246,891	—	—	6,246,891
Equity Real Estate Investment Trusts (REITs)	19,710,179	—	—	19,710,179
Food & Staples Retailing	7,240,286	—	—	7,240,286
Food Products	4,551,101	—	—	4,551,101
Gas Utilities	642,398	—	—	642,398
Health Care Equipment & Supplies	42,485,131	—	—	42,485,131
Health Care Providers & Services	32,114,062	—	—	32,114,062
Health Care Technology	12,128,753	—	—	12,128,753
Hotels, Restaurants & Leisure	38,975,123	—	—	38,975,123
Household Durables	14,322,246	—	—	14,322,246
Household Products	1,250,168	—	—	1,250,168
Independent Power and Renewable Electricity Producers	101,834	—	—	101,834
Insurance	3,120,954	—	—	3,120,954
Internet & Direct Marketing Retail	4,748,324	—	—	4,748,324
Internet Software & Services	54,030,447	—	—	54,030,447
IT Services	6,330,067	—	—	6,330,067
Leisure Products	6,556,914	—	—	6,556,914
Life Sciences Tools & Services	4,579,529	—	—	4,579,529
Machinery	25,210,098	—	—	25,210,098
Media	7,791,234	—	—	7,791,234
Metals & Mining	3,932,616	—	—	3,932,616
Multiline Retail	945,313	—	—	945,313
Oil, Gas & Consumable Fuels	8,056,979	—	—	8,056,979
Paper & Forest Products	3,975,529	—	—	3,975,529
Personal Products	6,521,113	—	—	6,521,113
Pharmaceuticals	20,772,336	—	—	20,772,336
Professional Services	19,692,914	—	—	19,692,914
Real Estate Management & Development	4,296,249	—	—	4,296,249
Road & Rail	4,063,264	—	—	4,063,264
Semiconductors & Semiconductor Equipment	22,130,220	—	—	22,130,220
Software	33,466,363	—	—	33,466,363
Specialty Retail	24,658,418	—	—	24,658,418
Technology Hardware, Storage & Peripherals	3,323,093	—	—	3,323,093
Textiles, Apparel & Luxury Goods	5,511,913	—	—	5,511,913
Thrifts & Mortgage Finance	9,901,208	—	—	9,901,208
Tobacco	1,615,599	—	—	1,615,599
Trading Companies & Distributors	13,980,121	—	—	13,980,121
Wireless Telecommunication Services	1,879,149	—	—	1,879,149

7

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Advantage Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Preferred Stocks
Household Durables	$—	$—	$2	$2
Software	—	—	3,496,084	3,496,084
Rights	—	—	423,659	423,659
Short-Term Securities	6,475,602	—	—	6,475,602

Subtotal	$744,441,776	—	$3,919,745	$748,361,521

Investments Valued at NAV(a)				55,077,136

Total Investments				$803,438,657

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(133,435)	$—	$—	$(133,435)

(a)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

8

Schedule of Investments June 30, 2018 (unaudited)	BlackRock All-Cap Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.7%

Energy Equipment & Services — 7.6%
Baker Hughes a GE Co.	47,793	$1,578,603
Halliburton Co.	57,022	2,569,411
Patterson-UTI Energy, Inc.	36,357	654,426
Schlumberger Ltd.	29,070	1,948,562

		6,751,002

Oil, Gas & Consumable Fuels — 92.1%
Anadarko Petroleum Corp.	30,507	2,234,638
Andeavor	19,214	2,520,492
BP PLC	831,391	6,325,647
Cairn Energy PLC(a)	313,720	1,030,118
Canadian Natural Resources Ltd.	78,264	2,824,803
Chevron Corp.	45,551	5,759,013
Cimarex Energy Co.	12,272	1,248,553
CNOOC Ltd.	817,000	1,399,967
Concho Resources, Inc.(a)(b)	4,918	680,405
ConocoPhillips	58,739	4,089,409
Devon Energy Corp.	63,642	2,797,702
Encana Corp.	157,333	2,054,849
EOG Resources, Inc.	26,579	3,307,225
EQT Corp.	33,967	1,874,299
Exxon Mobil Corp.	91,424	7,563,507
Galp Energia SGPS SA	3,014	57,337
Kosmos Energy, Ltd.(a)(b)	135,088	1,117,178
Marathon Oil Corp.	36,265	756,488
Noble Energy, Inc.	56,235	1,983,971
Oil Search Ltd.	170,967	1,123,245

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	15,407	$2,915,621
Royal Dutch Shell PLC, Class A	319,412	11,054,496
Suncor Energy, Inc.	102,450	4,169,228
TOTAL SA	79,896	4,851,752
TransCanada Corp.	55,732	2,411,316
Valero Energy Corp.	31,465	3,487,266
Williams Cos., Inc.	89,109	2,415,745

		82,054,270

Total Common Stocks — 99.7% (Cost: $67,652,946)		88,805,272

Total Long-Term Investments — 99.7% (Cost: $67,652,946)		88,805,272

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(c)(e)	369,732	369,732
SL Liquidity Series, LLC, Money Market Series, 2.15%(c)(d)(e)	839,636	839,720

Total Short-Term Investments — 1.3% (Cost: $1,209,428)		1,209,452

Total Investments — 101.0% (Cost: $68,862,374)		90,014,724

Liabilities in Excess of Other Assets — (1.0)%		(932,183)

Net Assets — 100.0%		$89,082,541

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	478,745	(109,013)	369,732	$369,732	$6,594		$1	$—
SL Liquidity Series, LLC, Money Market Series	—	839,636	839,636	839,720	1,064	(b)	298	24

				$1,209,452	$7,658		$299	$24

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

1

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock All-Cap Energy & Resources Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$6,751,002	$—	$—	$6,751,002
Oil, Gas & Consumable Fuels	56,211,708	25,842,562	—	82,054,270
Short-Term Securities.	369,732	—	—	369,732

Subtotal	$63,332,442	$25,842,562	$—	$89,175,004

Investments Valued at NAV(a)				839,720

Total Investments				$90,014,724

(a)

As of June 30, 2018, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

2

Schedule of Investments June 30, 2018 (unaudited)	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 91.8%

Argentina — 0.9%
Banco Macro SA—ADR	2,522	$148,268

Austria — 2.1%
Erste Group Bank AG	7,778	324,265

Brazil — 6.0%
BB Seguridade Participacoes SA	26,208	166,346
Hypera SA	33,074	235,015
Itau Unibanco Holding SA—ADR	23,969	248,798
MRV Engenharia e Participacoes SA	72,595	224,205
Notre Dame Intermedica Participacoes SA(a)	13,450	75,132

		949,496

China — 14.8%
Bank of China Ltd., H Shares	642,000	318,384
China Construction Bank Corp., H Shares	200,000	183,008
China Mobile Ltd.	22,000	195,205
CNOOC Ltd.	297,000	508,923
Industrial & Commercial Bank of China Ltd., H Shares	624,000	465,404
Jiangsu Expressway Co. Ltd., H Shares	152,000	180,999
NetEase, Inc.—ADR	1,133	286,275
Silergy Corp.	8,000	194,395

		2,332,593

Hungary — 1.8%
Richter Gedeon Nyrt	15,175	276,330

India — 11.7%
Bharat Petroleum Corp. Ltd.	44,331	242,320
HDFC Bank Ltd.(b)	12,249	377,354
Indiabulls Housing Finance Ltd.	14,175	237,007
IndusInd Bank Ltd.(b)	12,623	361,785
Larsen & Toubro Ltd.	17,658	328,758
NTPC Ltd.	124,303	289,886

		1,837,110

Indonesia — 2.3%
Bank Mandiri Perseo Tbk PT	530,000	253,567
Media Nusantara Citra Tbk PT	1,640,324	105,027

		358,594

Mexico — 5.4%
America Movil SAB de CV, Class L—ADR	10,614	176,829
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,679	173,338
Grupo Financiero Banorte Sab de CV	52,985	311,556
PLA Administradora Industrial S de RL de CV	143,294	195,530

		857,253

Poland — 3.0%
Bank Polska Kasa Opieki SA	6,480	195,045
Powszechny Zaklad Ubezpieczen SA	27,480	284,899

		479,944

Qatar — 2.4%
Industries Qatar QSC	2,319	68,219
Qatar Gas Transport Co., Ltd.	72,706	315,505

		383,724

Russia — 8.5%
Inter RAO UES PJSC	3,414,380	223,788
LUKOIL PJSC—ADR	4,116	280,307
Mobile TeleSystems PJSC—ADR	33,344	294,428
NovaTek PJSC—GDR	2,316	342,333
TCS Group Holding PLC	9,682	200,417

		1,341,273

South Africa — 2.6%
Old Mutual, Ltd.(a)	61,385	121,356

Security	Shares	Value
South Africa (continued)
Shoprite Holdings, Ltd.	17,545	$281,224

		402,580

South Korea — 12.3%
POSCO	1,293	381,513
S-1 Corp.	680	59,061
Samsung Electronics Co. Ltd., Preference Shares	24,362	822,678
Shinhan Financial Group Co. Ltd.	10,715	414,865
SK Holdings Co., Ltd.(a)	1,112	258,201

		1,936,318

Taiwan — 8.5%
Far EasTone Telecommunications Co. Ltd.	34,000	87,828
MediaTek, Inc.	30,000	294,483
Merry Electronics Co. Ltd.	7,000	30,402
Nanya Technology Corp.	120,000	325,736
Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	227,235
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,092	368,964

		1,334,648

Thailand — 4.8%
Land & Houses PCL—NVDR	754,600	257,379
Land and Houses Public Co. Ltd. (Foreign Shares)	98,400	33,562
PTT PCL—NVDR	153,500	221,924
Siam Commercial Bank PCL—NVDR	65,800	234,924

		747,789

Ukraine — 1.5%
Ferrexpo PLC	97,684	234,883

United Arab Emirates — 1.6%
DP World Ltd.	11,130	255,990

United Kingdom — 1.6%
Quilter PLC(a)(c)	20,461	39,133
Vivo Energy PLC(a)(c)	107,313	209,720

		248,853

Total Common Stocks — 91.8% (Cost: $14,707,238)		14,449,911

Participation Notes — 4.4%

China — 2.6%
Deutsche Bank AG (Hangzhou Hikvision Digital Technology Co., Ltd., Class A), due 11/15/2024(a)	37,700	210,709
Deutsche Bank AG (Wuliangye Yibin Co. Ltd., Class A), due 02/22/2027(a)	17,000	194,190

Russia — 0.5%
Deutsche Bank AG (Inter RAO UES PJSC), due 01/13/2027(a)	1,231,339	80,706

Taiwan — 1.3%
Deutsche Bank AG (Merry Electronics Co.), due 01/10/2028(a)	47,000	204,130

Total Participation Notes — 4.4% (Cost: $803,841)		689,735

Total Long-Term Investments — 96.2% (Cost: $15,511,079)		15,139,646

Short-Term Securities — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(d)(e)	681,757	681,757

Total Short-Term Investments — 4.4% (Cost: $681,757)		681,757

3

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

Value
Total Investments — 100.6% (Cost: $16,192,836)	$15,821,403

Liabilities in Excess of Other Assets — (0.6)%	(87,444)

Net Assets — 100.0%	$15,733,959

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)

During the period ended June 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	385,937	295,820	681,757	$681,757	$7,665	$2	$—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Contracts
MSCI Emerging Markets Mini Index	6	September 2018	$319	$(19,723)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Argentina	$148,268	$—	$—	$148,268
Austria	—	324,265	—	324,265
Brazil	949,496	—	—	949,496
China	286,275	2,046,318	—	2,332,593
Hungary	—	276,330	—	276,330
India	—	1,097,971	739,139	1,837,110
Indonesia	—	358,594	—	358,594
Mexico	857,253	—	—	857,253
Poland	—	479,944	—	479,944
Qatar	315,505	68,219	—	383,724
Russia	494,845	846,428	—	1,341,273
South Africa	—	402,580	—	402,580
South Korea	881,739	1,054,579	—	1,936,318
Taiwan	368,964	965,684	—	1,334,648
Thailand	257,379	490,410	—	747,789
Ukraine	—	234,883	—	234,883
United Arab Emirates	255,990	—	—	255,990
United Kingdom	248,853	—	—	248,853
Participation Notes:
China	—	404,899	—	404,899
Russia	—	80,706	—	80,706
Taiwan	—	204,130	—	204,130
Short-Term Securities	681,757	—	—	681,757

	$5,746,324	$9,335,940	$739,139	$15,821,403

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(19,723)	$—	$—	$(19,723)

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Opening Balance, as of September 30, 2017	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	294,391
Purchases	444,748
Sales	—

Closing Balance, as of June 30, 2018	$739,139

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$294,391

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

5

Schedule of Investments June 30, 2018 (unaudited)	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 101.3%
Energy Equipment & Services — 12.1%
Baker Hughes a GE Co.	124,121	$4,099,717
Helmerich & Payne, Inc.	31,915	2,034,900
Patterson-UTI Energy, Inc.	270,518	4,869,324
Poseidon Concepts Corp.(a)	35,081	11
Precision Drilling Corp.(a)	656,646	2,172,753
Superior Energy Services, Inc.(a)	268,365	2,613,875
Tenaris SA	225,617	4,117,519

		19,908,099
Oil, Gas & Consumable Fuels — 89.2%
Anadarko Petroleum Corp.	72,243	5,291,800
Andeavor	91,260	11,971,487
Cabot Oil & Gas Corp.	265,233	6,312,545
Cairn Energy PLC(a)	1,898,320	6,233,245
Cheniere Energy, Inc.(a)	56,800	3,702,792
Cimarex Energy Co.	73,180	7,445,333
Concho Resources, Inc.(a)	14,577	2,016,728
Devon Energy Corp.	156,887	6,896,752
Enbridge, Inc.	15,667	560,110
Encana Corp.	747,059	9,756,972
Energen Corp.(a)(b)	24,810	1,806,664
EQT Corp.	169,833	9,371,385
Galp Energia SGPS SA	316,112	6,013,612
Green Plains, Inc.	66,700	1,220,610
Hess Corp.	41,194	2,755,467
HollyFrontier Corp.	91,138	6,236,573
Kosmos Energy, Ltd.(a)(b)	683,554	5,652,992
Longview Energy Co.(a)(c)	85,400	134,932
Lundin Petroleum AB	131,037	4,159,125
Marathon Oil Corp.	470,658	9,817,926

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	168,464	$5,943,410
Oil Search Ltd.	746,968	4,907,544
Painted Pony Energy Ltd.(a)(b)	341,163	591,680
Pioneer Natural Resources Co.	34,150	6,462,546
RSP Permian, Inc.(a)	146,664	6,456,149
TransCanada Corp.	147,936	6,400,639
Valero Energy Corp.	19,159	2,123,392
Williams Cos., Inc.	244,173	6,619,530

		146,861,940

Total Common Stocks — 101.3% (Cost: $137,925,992)		166,770,039

Total Long-Term Investments — 101.3% (Cost: $137,925,992)		166,770,039

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(d)(f)	391,630	391,630
SL Liquidity Series, LLC, Money Market Series, 2.15%(d)(e)(f)	610,598	610,659

Total Short-Term Investments — 0.6% (Cost: $1,002,188)		1,002,289

Total Investments — 101.9% (Cost: $138,928,180)		167,772,328

Liabilities in Excess of Other Assets — (1.9)%		(3,093,631)

Net Assets — 100.0%		$164,678,697

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,889,750	(1,498,120)	391,630	$391,630	$11,660		$3	$—
SL Liquidity Series, LLC, Money Market Series	—	610,598	610,598	610,659	24,114	(b)	192	248

				$1,002,289	$35,774		$195	$248

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

6

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Energy & Resources Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$15,790,569	$4,117,530	$—	$19,908,099
Oil, Gas & Consumable Fuels	125,413,482	21,313,526	134,932	146,861,940
Short-Term Securities	391,630	—	—	391,630

Subtotal	$141,595,681	$25,431,056	$134,932	$167,161,669

Investments Valued at NAV(a)				610,659

Total Investments				$167,772,328

(a)

As of June 30, 2018, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

7

Schedule of Investments June 30, 2018 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.7%

Biotechnology — 19.5%
ACADIA Pharmaceuticals, Inc.(a)(b)	655,400	$10,007,958
Acceleron Pharma, Inc.(a)	651,100	31,591,372
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679)(a)(c)(d)	297,971,595	31,972,352
Agios Pharmaceuticals, Inc.(a)	273,200	23,011,636
Alexion Pharmaceuticals, Inc.(a)	508,900	63,179,935
Alnylam Pharmaceuticals, Inc.(a)	273,000	26,887,770
Amgen, Inc.	515,312	95,121,442
Amicus Therapeutics, Inc.(a)	408,928	6,387,455
AnaptysBio, Inc.(a)	26,900	1,910,976
Apellis Pharmaceuticals, Inc.(a)	266,504	5,863,088
Arena Pharmaceuticals, Inc.(a)(b)	457,918	19,965,225
Argenx SE - ADR(a)	81,441	6,748,201
Biogen, Inc.(a)	461,262	133,876,683
Biohaven Pharmaceutical Holding, Co., Ltd.(a)(b)	129,986	5,137,047
BioMarin Pharmaceutical, Inc.(a)	580,800	54,711,360
Bluebird Bio, Inc.(a)(b)	40,500	6,356,475
Blueprint Medicines Corp.(a)	63,100	4,005,588
Cellectis SA - ADR(a)(b)	275,713	7,799,921
Cytokinetics, Inc.(a)(b)	207,900	1,725,570
Eidos Therapeutics, Inc.(a)	82,596	1,680,003
Galapagos NV(a)(b)	104,600	9,642,028
Gilead Sciences, Inc.	1,569,056	111,151,927
Global Blood Therapeutics, Inc.(a)(b)	97,637	4,413,192
Halozyme Therapeutics, Inc.(a)(b)	757,100	12,772,277
Incyte Corp.(a)	420,300	28,160,100
InflaRx NV (a)	538,134	17,354,822
InflaRx NV, Series D (Acquired 11/8/17, cost $4,645,442)(a)(d)	357,336	11,524,086
Insmed, Inc.(a)(b)	1,239,177	29,306,536
Intercept Pharmaceuticals, Inc.(a)(b)	47,900	4,019,289
Madrigal Pharmaceuticals, Inc.(a)(b)	38,200	10,684,158
Myovant Sciences, Ltd.(a)(b)	296,306	6,776,518
Neurocrine Biosciences, Inc.(a)(b)	165,300	16,239,072
Ovid therapeutics, Inc.(a)	781,407	6,094,975
Regeneron Pharmaceuticals, Inc.(a)	90,222	31,125,688
Sage Therapeutics, Inc.(a)	246,797	38,631,134
Sarepta Therapeutics, Inc.(a)(b)	704,155	93,075,208
Seattle Genetics, Inc.(a)(b)	908,118	60,289,954
Spark Therapeutics, Inc.(a)	164,880	13,645,469
Spectrum Pharmaceuticals, Inc.(a)(b)	1,014,694	21,267,986
Syndax Pharmaceuticals, Inc.(a)(b)	288,521	2,025,417
TESARO, Inc.(a)(b)	325,074	14,456,041
Ultragenyx Pharmaceutical, Inc.(a)(b)	389,500	29,940,865
Vertex Pharmaceuticals, Inc.(a)	618,070	105,047,177

		1,215,583,976

Diversified Consumer Services — 0.6%
Service Corp. International	1,089,200	38,982,468

Health Care Equipment & Supplies — 27.7%
Abbott Laboratories	4,298,700	262,177,713
Baxter International, Inc.	1,948,800	143,899,392
Becton Dickinson and Co.	494,992	118,580,284
Boston Scientific Corp.(a)	7,592,452	248,273,180
Cooper Cos., Inc.(b)	89,472	21,066,182
Edwards Lifesciences Corp.(a)	573,400	83,469,838
Globus Medical, Inc., Class A(a)	447,600	22,585,896
Intuitive Surgical, Inc.(a)	209,900	100,432,952
iRhythm Technologies, Inc.(a)(b)	275,995	22,391,474
Masimo Corp.(a)	690,000	67,378,500
Medtronic PLC	3,041,823	260,410,467
Nevro Corp.(a)(b)	451,200	36,028,320
ResMed, Inc.	590,500	61,163,990
Stryker Corp.	1,263,500	213,354,610

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc.	150,500	$40,365,605
Varian Medical Systems, Inc.(a)	271,500	30,874,980

		1,732,453,383
Health Care Providers & Services — 24.0%
Amedisys, Inc.(a)	725,400	61,992,684
AmerisourceBergen Corp.	295,600	25,205,812
Anthem, Inc.	652,700	155,362,181
Centene Corp.(a)	779,100	95,992,911
Cigna Corp.(b)	724,500	123,128,775
DaVita, Inc.(a)(b)	998,959	69,367,713
HCA Healthcare, Inc.	326,048	33,452,525
HealthEquity, Inc.(a)	230,200	17,288,020
Humana, Inc.	503,700	149,916,231
Molina Healthcare, Inc.(a)	206,900	20,263,786
Quest Diagnostics, Inc.	1,437,800	158,071,732
UnitedHealth Group, Inc.	2,154,353	528,548,965
Universal Health Services, Inc., Class B	302,300	33,688,312
WellCare Health Plans, Inc.(a)	116,100	28,588,464

		1,500,868,111

Health Care Technology — 0.6%
Teladoc, Inc.(a)(b)	680,700	39,514,635

Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.	588,300	36,380,472
Charles River Laboratories International, Inc.(a)	131,432	14,754,556
QIAGEN NV(a)	868,200	31,394,112
Thermo Fisher Scientific, Inc.	477,200	98,847,208
Wuxi Biologics Cayman, Inc.(a)(e)	2,203,500	24,443,745

		205,820,093

Pharmaceuticals — 22.0%
Allergan PLC	641,360	106,927,539
Assembly Biosciences, Inc.(a)	40,800	1,599,768
AstraZeneca PLC	1,243,727	86,025,009
AstraZeneca PLC - ADR	1,131,600	39,730,476
Bristol-Myers Squibb Co.	1,912,026	105,811,519
Chugai Pharmaceutical Co. Ltd.	291,000	15,236,925
Eli Lilly & Co.	1,234,800	105,365,484
Jazz Pharmaceuticals PLC(a)	186,400	32,116,720
Johnson & Johnson	765,800	92,922,172
Medicines Co.(a)(b)	339,100	12,444,970
Merck & Co., Inc.	2,006,211	121,777,008
Merck KGaA	519,400	50,562,283
Nektar Therapeutics(a)(b)	135,100	6,596,933
Novartis AG - ADR	619,300	46,781,922
Novo Nordisk A/S - ADR	1,360,000	62,723,200
Pfizer, Inc.	8,491,437	308,069,334
Reata Pharmaceuticals, Inc., Class A(a)(b)	108,223	3,784,558
Sanofi	382,500	30,699,305
Sanofi - ADR	943,500	37,749,435
Teva Pharmaceutical Industries Ltd. - ADR	649,000	15,783,680
Theravance Biopharma, Inc.(a)(b)	85,900	1,948,212
Tricida, Inc.(a)	169,530	5,068,947
Zoetis, Inc.	974,000	82,975,060

		1,372,700,459

Total Common Stocks — 97.7% (Cost: $4,145,287,117)		6,105,923,125

Preferred Stocks — 0.3%

Biotechnology — 0.3%
Hua Medicine, Series D (Acquired 3/13/2018, cost $1,508,328)(a)(c)(d)	135,713	1,508,328

1

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Hua Medicine, Series E (Acquired 3/13/2018, cost $4,739,852)(a)(c)(d)	356,345	$4,739,852
Rubius Therapeutics, Inc., Series C (Acquired 2/22/18, cost $9,265,946)(a)(c)(d)	724,468	9,265,946

Total Preferred Stocks — 0.3% (Cost: $15,514,126)		15,514,126

	Beneficial Interest
Other Interests — 0.0%

Biotechnology — 0.0%
Afferent Pharmaceuticals, Inc., Series C(a)(c)(d)	3,420,640	2,086,590

	Shares
Rights — 0.0%
Dyax Corp. - CVR(c)	1,269,237	2,906,553

Total Long-Term Investments — 98.0% (Cost: $4,160,801,243)		6,126,430,394

Security	Shares	Value

Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(f)(h)	125,319,598	$125,319,598
SL Liquidity Series, LLC, Money Market Series, 2.15%(f)(g)(h)	225,042,674	225,065,179

Total Short-Term Investments — 5.6% (Cost: $350,359,261)		350,384,777

Total Investments — 103.6% (Cost: $4,511,160,504)		6,476,815,171

Liabilities in Excess of Other Assets — (3.6)%		(224,020,906)

Net Assets — 100.0%		$6,252,794,265

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $61,097,154 representing 0.98% of its net assets as of period end, and an original cost of $37,301,247.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	188,757,591	(63,437,993)	125,319,598	$125,319,598	$1,613,569		$1,045	$—
SL Liquidity Series, LLC, Money Market Series	387,461	224,655,213	225,042,674	225,065,179	218,961	(b)	(12,444)	25,515

				$350,384,777	$1,832,530		$(11,399)	$25,515

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	58,076,691	EUR	46,995,000	State Street Bank and Trust Co.	7/11/18	$3,193,354

Net Unrealized Appreciation						$3,193,354

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,172,087,538	$11,524,086	$31,972,352	$1,215,583,976
Diversified Consumer Services	38,982,468	—	—	38,982,468
Health Care Equipment & Supplies	1,732,453,383	—	—	1,732,453,383
Health Care Providers & Services	1,500,868,111	—	—	1,500,868,111
Health Care Technology	39,514,635	—	—	39,514,635
Life Sciences Tools & Services	181,376,348	24,443,745	—	205,820,093
Pharmaceuticals	1,190,176,937	182,523,522	—	1,372,700,459
Other Interests:
Biotechnology	—	—	2,086,590	2,086,590
Preferred Stocks:
Biotechnology	—	—	15,514,126	15,514,126
Rights:
Biotechnology	—	—	2,906,553	2,906,553
Short-Term Securities	125,319,598	—	—	125,319,598
Liabilities:

Subtotal	$5,980,779,018	$218,491,353	$52,479,621	$6,251,749,992

Investments Valued at NAV(a)				225,065,179

Total Investments				$6,476,815,171

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$3,193,354	$—	$3,193,354
Liabilities:
Foreign currency exchange contracts	—	—	—	—

Total	$—	$3,193,354	$—	$3,193,354

(a)	As of June 30, 2018, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

3

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Other Interests	Total
Assets:
Opening Balance, as of September 30, 2017	$58,700,405	$5,922,513	$2,906,553	$8,825,251	$76,354,722
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(5,922,513)	—	—	(5,922,513)
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(26,728,053)	—	—	(6,738,661)	(33,466,714)
Purchases	—	15,514,126	—	—	15,514,126
Sales	—	—	—	—	—

Closing Balance, as of June 30, 2018	$31,972,352	$15,514,126	$2,906,553	$2,086,590	$52,479,621

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$(26,728,053)	$—	$—	$(6,738,661)	$(33,466,714)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

4

Schedule of Investments June 30, 2018 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 79.7%

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	15,836	$4,678,429

Automobiles — 0.6%
Ford Motor Co.	309,848	3,430,017

Banks — 12.5%
Bank of America Corp.	201,562	5,682,033
Citigroup, Inc.	124,883	8,357,170
FirstSun Capital Bancorp (Acquired 3/10/14, cost $7,599,729)(a)(b)(c)	167,410	6,138,925
JPMorgan Chase & Co.	204,663	21,325,885
Regions Financial Corp.	164,328	2,921,752
SunTrust Banks, Inc.	16,781	1,107,882
U.S. Bancorp	157,062	7,856,241
Wells Fargo & Co.	363,388	20,146,231

		73,536,119
Beverages — 1.0%
Diageo PLC	90,614	3,255,386
PepsiCo, Inc.	26,287	2,861,866

		6,117,252
Biotechnology — 0.6%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300)(a)(b)(c)	31,555,035	3,385,855

Capital Markets — 1.3%
Invesco Ltd.	52,895	1,404,891
Morgan Stanley	127,425	6,039,945

		7,444,836
Chemicals — 0.8%
DowDuPont, Inc.	71,515	4,714,269

Communications Equipment — 1.3%
Cisco Systems, Inc.	182,060	7,834,042

Construction Materials — 0.2%
CRH PLC	40,537	1,421,925

Containers & Packaging — 0.7%
International Paper Co.	82,808	4,312,641

Diversified Telecommunication Services — 4.0%
BCE, Inc.	209,182	8,469,779
BT Group PLC	872,572	2,503,185
Verizon Communications, Inc.	252,888	12,722,795

		23,695,759
Electric Utilities — 5.5%
Edison International	20,653	1,306,715
Exelon Corp.	160,355	6,831,123
FirstEnergy Corp.	466,032	16,735,209
PG&E Corp.	171,127	7,283,165

		32,156,212
Electronic Equipment, Instruments & Components — 1.0%
Hon Hai Precision Industry Co. Ltd.	2,102,000	5,728,092

Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp.(d)	65,726	7,086,577

Food Products — 1.4%
Danone SA	17,486	1,276,698
General Mills, Inc.	69,799	3,089,304
Kellogg Co.	57,597	4,024,302

		8,390,304
Health Care Equipment & Supplies — 1.7%
Koninklijke Philips NV	140,365	5,946,988
Medtronic PLC	44,628	3,820,603

		9,767,591

Security	Shares	Value
Health Care Providers & Services — 2.8%
Aetna, Inc.	8,223	$1,508,921
Cardinal Health, Inc.	102,711	5,015,378
CVS Health Corp.	51,560	3,317,886
McKesson Corp.	9,408	1,255,027
UnitedHealth Group, Inc.	22,424	5,501,504

		16,598,716
Household Products — 0.9%
Procter & Gamble Co.	68,849	5,374,353

Industrial Conglomerates — 1.8%
3M Co.	2,860	562,619
General Electric Co.	551,833	7,510,447
Honeywell International, Inc.	16,294	2,347,151

		10,420,217
Insurance — 5.6%
American International Group, Inc.	90,170	4,780,813
Brighthouse Financial, Inc.(a)(d)	19,692	789,058
MetLife, Inc.	226,237	9,863,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,561	4,743,296
Prudential Financial, Inc.	90,752	8,486,220
Swiss Re AG	49,916	4,358,110

		33,021,430
Leisure Products — 0.2%
Mattel, Inc.(d)	67,406	1,106,806

Media — 2.0%
Comcast Corp., Class A	182,861	5,999,669
Interpublic Group of Cos., Inc.	246,237	5,771,795

		11,771,464
Multi-Utilities — 2.6%
Engie SA	217,886	3,332,898
Public Service Enterprise Group, Inc.	219,982	11,909,825

		15,242,723
Oil, Gas & Consumable Fuels — 11.3%
BP PLC	2,171,577	16,522,465
Chevron Corp.	43,753	5,531,692
Enbridge, Inc.	100,246	3,577,780
Marathon Petroleum Corp.	38,011	2,666,852
Occidental Petroleum Corp.	81,721	6,838,413
Royal Dutch Shell PLC, Class A - ADR	216,252	14,971,126
Suncor Energy, Inc.	145,720	5,927,890
TOTAL SA - ADR	87,708	5,311,596
Valero Energy Corp.	23,736	2,630,661
Williams Cos., Inc.	102,351	2,774,736

		66,753,211
Personal Products — 0.6%
Unilever NV - NY Shares	68,471	3,815,204

Pharmaceuticals — 8.2%
AstraZeneca PLC	246,148	17,025,347
Bayer AG, Registered Shares	20,848	2,289,605
Merck & Co., Inc.	161,983	9,832,368
Pfizer, Inc.	534,645	19,396,921

		48,544,241
Professional Services — 0.5%
Nielsen Holdings PLC	89,010	2,753,079

Road & Rail — 0.2%
Norfolk Southern Corp.	7,305	1,102,105

Semiconductors & Semiconductor Equipment — 2.4%
QUALCOMM, Inc.	92,519	5,192,166
Taiwan Semiconductor Manufacturing Co. Ltd.	483,000	3,429,821

1

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR		152,843	$5,587,940

			14,209,927
Software — 3.2%
CA, Inc.		41,856	1,492,166
Microsoft Corp.		45,225	4,459,637
Zuora Inc., Class A (Acquired 04/13/2018, cost $3,742,311)(a)(b)		492,500	13,016,283

			18,968,086
Specialty Retail — 0.6%
Lowe’s Cos., Inc.		34,783	3,324,211

Technology Hardware, Storage & Peripherals — 0.7%
Lenovo Group Ltd.		7,398,000	3,982,053

Tobacco — 1.5%
Altria Group, Inc.		76,388	4,338,075
Philip Morris International, Inc.		56,705	4,578,362

			8,916,437

Total Common Stocks — 79.7% (Cost: $445,701,228)			469,604,183

Preferred Stocks — 1.6%
Internet Software & Services — 0.9%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,186,751)(a)(b)(c)		140,962	5,638,480

Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011)(a)(b)(c)		701,470	4,054,497

Total Preferred Stocks — 1.6% (Cost: $6,486,762)			9,692,977

	Par (000)

Equity-Linked Notes — 18.2%
Aerospace & Defense — 0.2%
RBC Capital Markets LLC. (Lockheed Martin Corp.) 17.04% 07/19/18 (LMT US)	USD	4	1,253,829

Automobiles — 0.2%
HSBC Securities (Usa), Inc. (Ford Motor Co.) 19.00% 08/13/18 (F US)		80	891,704

Banks — 3.1%
BNP Paribas Securities Corp. (Suntrust Banks, Inc.) 15.25% 07/11/18 (STI US)		6	396,435
BNP Paribas Securities Corp. (Us Bancorp) 10.94% 07/11/18 (USB US)		57	2,847,869
HSBC Securities (Usa), Inc. (Bank Of America Corp.) 15.57% 08/13/18 (BAC US)		52	1,482,607
HSBC Securities (Usa), Inc. (Jpmorgan Chase & Co.) 13.69% 08/27/18 (JPM US)		80	8,336,835
J.P. Morgan Securities LLC. (Wells Fargo & Co.) 22.53% 08/22/18 (WFC US)		94	4,992,336

			18,056,082
Beverages — 0.2%
BNP Paribas Arbitrage (Diageo Plc) 9.51% 08/07/18 (DGE LN)	GBP	24	850,458

Capital Markets — 0.4%
Citigroup Global Markets, Inc. (Morgan Stanley) 16.05% 07/25/18 (MS US)	USD	34	1,603,931

Security		Par (000)	Value
Capital Markets (continued)
Credit Suisse Securities (Usa) LLC. (Invesco Ltd.) 15.60% 08/13/18 (IVZ US)		37	$963,596

			2,567,527
Chemicals — 0.2%
Citigroup Global Markets, Inc. (Dowdupont, Inc.) 14.96% 07/31/18 (DWDP US)		19	1,239,915

Communications Equipment — 0.9%
BNP Paribas Arbitrage (Cisco Systems, Inc.) 16.05% 08/27/18 (CSCO US)		126	5,408,709

Containers & Packaging — 0.2%
BNP Paribas Arbitrage (International Paper Co.) 18.49% 08/27/18 (IP US)		21	1,116,112

Diversified Telecommunication Services — 1.2%
BNP Paribas Arbitrage (Bt Group Plc) 40.63% 08/20/18 (BT/A LN)	GBP	604	1,700,349
Credit Suisse Securities (Usa) LLC. (Bce, Inc.) 16.0% 07/20/18 (BCE US)	USD	55	2,241,568
Goldman Sachs & Co. LLC. (Verizon Communications, Inc.) 15.79% 07/16/18 (VZ US)		67	3,331,371

			7,273,288
Electric Utilities — 0.3%
RBC Capital Markets LLC. (Exelon Corp.) 10.99% 07/19/18 (EXC US)		43	1,770,699

Equity Real Estate Investment Trusts (REITs) — 0.4%
Credit Suisse Securities (Usa) LLC. (Crown Castle International Corp.) 14.2% 07/11/18 (CCI US)		24	2,509,868

Food Products — 0.3%
CIBC World Markets Corp. (General Mills, Inc.) 25.62% 08/13/18 (GIS US)		18	800,073
HSBC Securities (Usa), Inc. (Kellogg Co.) 17.56% 08/13/18 (K US)		15	1,000,462

			1,800,535
Health Care Equipment & Supplies — 0.3%
HSBC Securities (Usa), Inc. (Koninklijke Philips Nv) 12.43% 08/07/18 (PHIA NA)	EUR	37	1,553,062

Health Care Providers & Services — 0.2%
Credit Suisse Securities (Usa) LLC. (Unitedhealth Group, Inc.) 13.1% 07/16/18 (UNH US)	USD	6	1,431,833

Household Products — 0.2%
HSBC Securities (Usa), Inc. (Procter & Gamble Co.) 13.96% 08/13/18 (PG US)		18	1,368,079

Industrial Conglomerates — 0.1%
Citigroup Global Markets, Inc. (Honeywell International, Inc.) 11.07% 07/31/18 (HON US)		4	621,119

Insurance — 1.9%
BNP Paribas Securities Corp. (Metlife, Inc.) 12.44% 07/11/18 (MET US)		63	2,762,854
HSBC Securities (Usa), Inc. (Muenchener Rueckversicherungs-Gesellschaft Ag In Muenchen) 9.75% 08/07/18 (MUV2 GR)	EUR	16	3,287,263
HSBC Securities (Usa), Inc. (Swiss Re Ag) 8.77% 08/07/18 (SREN SW)	CHF	35	3,028,902

2

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
RBC Capital Markets LLC. (Prudential Financial, Inc.) 16.55% 08/27/18 (PRU US)	USD	24	$2,231,248

			11,310,267
Leisure Products — 0.0%
BNP Paribas Securities Corp. (Mattel, Inc.) 28.25% 07/11/18 (MAT US)		13	206,893

Media — 0.2%
Credit Suisse Securities (Usa) LLC. (Interpublic Group Of Cos., Inc.) 16.50% 08/13/18 (IPG US)		52	1,196,838

Multi-Utilities — 0.9%
BNP Paribas Futures (Engie Sa) 14.17% 08/20/18 (ENGI FP)	EUR	151	2,308,566
Citigroup Global Markets, Inc. (Public Service Enterprise Group, Inc.) 14.90% 07/31/18 (PEG US)	USD	58	3,059,611

			5,368,177
Oil, Gas & Consumable Fuels — 3.9%
BNP Paribas Arbitrage (Occidental Petroleum Corp.) 19.92% 07/19/18 (OXY US)		58	4,773,533
BNP Paribas Arbitrage (Valero Energy Corp.) 20.30% 08/27/18 (VLO US)		16	1,816,735
CIBC World Markets Corp. (Enbridge, Inc.) 19.51% 07/20/18 (ENB US)		71	2,253,554
CIBC World Markets Corp. (Total Sa) 13.26% 07/16/18 (TOT US)		23	1,416,928
Citigroup Global Markets, Inc. (Marathon Petroleum Corp.) 22.24% 07/25/18 (MPC US)		10	710,196
Credit Suisse Securities (Usa) LLC. (Bp Plc) 11.5% 07/27/18 (BP/LN)	GBP	135	1,016,904
HSBC Bank PLC (Suncor Energy, Inc.) 22.2% 07/20/18 (SU US)	USD	39	1,551,933
HSBC Securities (Usa), Inc. (Bp Plc) 12.85% 07/27/18 (BP/LN)	GBP	237	1,773,973
Merrill Lynch Pierce Fenner & Smi (Chevron Corp.) 21.31% 08/22/18 (CVX US)		30	3,763,500
RBC Capital Markets LLC. (Royal Dutch Shell Plc) 21.06% 08/22/18 (RDS/A US)		56	3,849,984

			22,927,240
Personal Products — 0.2%
CIBC World Markets Corp. (Unilever Nv) 10.59% 07/20/18 (UN US)		18	1,010,661

Pharmaceuticals — 1.5%
Goldman Sachs & Co. LLC. (Merck & Co., Inc.) 15.97% 07/11/18 (MRK US)		64	3,882,970
RBC Capital Markets LLC. (Pfizer, Inc.) 11.29% 07/19/18 (PFE US)		141	5,103,375

			8,986,345
Professional Services — 0.2%
BNP Paribas Securities Corp. (Nielsen Holdings Plc) 20.17% 07/11/18 (NLSN US)		32	998,598

Road & Rail — 0.1%
RBC Capital Markets LLC. (Norfolk Southern Corp.) 19.5% 07/19/18 (NSC US)		2	287,312

Semiconductors & Semiconductor Equipment — 0.2%
Merrill Lynch Pierce Fenner & Smi (Qualcomm, Inc.) 27.28% 08/07/18 (QCOM US)		24	1,371,117

Security	Par (000)	Value
Software — 0.2%
Merrill Lynch Pierce Fenner & Smi (Microsoft Corp.) 20.33% 08/07/18 (MSFT US)	12	$1,168,488

Tobacco — 0.5%
BNP Paribas Securities Corp. (Altria Group, Inc.) 19.05% 07/11/18 (MO US)	28	1,542,354
Credit Suisse Securities (Usa) LLC. (Philip Morris International, Inc.) 22.5% 07/19/18 (PM US)	15	1,176,955

		2,719,309
Total Equity-Linked Notes — 18.2% (Cost: $108,445,621)		107,264,064

Total Long-Term Investments — 99.5% (Cost: $560,633,611)		586,561,224

	Shares
Short-Term Securities — 0.2%
SL Liquidity Series, LLC, Money Market Series, 2.15%(e)(f)(g)	1,155,547	1,155,663

Total Short-Term Investments — 0.2% (Cost: $1,155,529)		1,155,663

Total Investments — 99.7% (Cost: $561,789,140)		587,716,887

Other Assets Less Liabilities — 0.3%		1,900,039

Net Assets — 100.0%		$589,616,926

3

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $32,234,040, representing 5.47% of its net assets as of period end, and an original cost of $19,644,102.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security, or a portion of the security, is on loan.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,231,691	(2,231,691)	—	$—	$117,205		$130	$—
SL Liquidity Series, LLC, Money Market Series	—	1,155,547	1,155,547	1,155,663	7,538	(b)	531	$134

				$1,155,663	$124,743		$661	$134

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,678,429	$—	$—	$4,678,429
Automobiles	3,430,017	—	—	3,430,017
Banks	67,397,194	—	6,138,925	73,536,119
Beverages	2,861,866	3,255,386	—	6,117,252
Biotechnology	—	—	3,385,855	3,385,855
Capital Markets	7,444,836	—	—	7,444,836
Chemicals	4,714,269	—	—	4,714,269
Communications Equipment	7,834,042	—	—	7,834,042
Construction Materials	—	1,421,925	—	1,421,925
Containers & Packaging	4,312,641	—	—	4,312,641
Diversified Telecommunication Services	21,192,574	2,503,185	—	23,695,759
Electric Utilities	32,156,212	—	—	32,156,212
Electronic Equipment, Instruments & Components	—	5,728,092	—	5,728,092
Equity Real Estate Investment Trusts (REITs)	7,086,577	—	—	7,086,577
Food Products	7,113,606	1,276,698	—	8,390,304
Health Care Equipment & Supplies	3,820,603	5,946,988	—	9,767,591
Health Care Providers & Services	16,598,716	—	—	16,598,716
Household Products	5,374,353	—	—	5,374,353
Industrial Conglomerates	10,420,217	—	—	10,420,217
Insurance	23,920,024	9,101,406	—	33,021,430
Leisure Products	1,106,806	—	—	1,106,806
Media	11,771,464	—	—	11,771,464
Multi-Utilities	11,909,825	3,332,898	—	15,242,723
Oil, Gas & Consumable Fuels	50,230,746	16,522,465	—	66,753,211
Personal Products	3,815,204	—	—	3,815,204
Pharmaceuticals	29,229,289	19,314,952	—	48,544,241
Professional Services	2,753,079	—	—	2,753,079
Road & Rail	1,102,105	—	—	1,102,105
Semiconductors & Semiconductor Equipment	10,780,106	3,429,821	—	14,209,927
Software	5,951,803	13,016,283	—	18,968,086
Specialty Retail	3,324,211	—	—	3,324,211
Technology Hardware, Storage & Peripherals	—	3,982,053	—	3,982,053
Tobacco	8,916,437	—	—	8,916,437
Preferred Stocks:
Internet Software & Services	—	—	5,638,480	5,638,480
Software	—	—	4,054,497	4,054,497
Equity-Linked Notes:
Aerospace & Defense	—	1,253,829	—	1,253,829
Automobiles	—	891,704	—	891,704
Banks	—	18,056,082	—	18,056,082
Beverages	—	850,458	—	850,458
Capital Markets	—	2,567,527	—	2,567,527
Chemicals	—	1,239,915	—	1,239,915
Communications Equipment	—	5,408,709	—	5,408,709
Containers & Packaging	—	1,116,112	—	1,116,112
Diversified Telecommunication Services	—	7,273,288	—	7,273,288
Electric Utilities	—	1,770,699	—	1,770,699
Equity Real Estate Investment Trusts (REITs)	—	2,509,868	—	2,509,868
Food Products	—	1,800,535	—	1,800,535
Health Care Equipment & Supplies	—	1,553,062	—	1,553,062
Health Care Providers & Services	—	1,431,833	—	1,431,833
Household Products	—	1,368,079	—	1,368,079
Industrial Conglomerates	—	621,119	—	621,119
Insurance	—	11,310,267	—	11,310,267
Leisure Products	—	206,893	—	206,893
Media	—	1,196,838	—	1,196,838
Multi-Utilities	—	5,368,177	—	5,368,177
Oil, Gas & Consumable Fuels	—	15,313,756	7,613,484	22,927,240
Personal Products	—	1,010,661	—	1,010,661
Pharmaceuticals	—	8,986,345	—	8,986,345

5

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Professional Services	—	998,598	—	998,598
Road & Rail	—	287,312	—	287,312
Semiconductors & Semiconductor Equipment	—	1,371,117	—	1,371,117
Software	—	1,168,488	—	1,168,488
Tobacco	—	2,719,309	—	2,719,309
Short-Term Securities	—	—	—	—

Subtotal	$371,247,251	$188,482,732	$26,831,241	$586,561,224

Investments Valued at NAV(a)				1,155,663

Total Investments				$587,716,887

(a)	As of June 30, 2018, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Equity-Linked Notes	Total
Assets:
Opening Balance, as of September 30, 2017	$11,720,783	$33,547,470	$12,051,840	$57,320,093
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(4,363,550)	—	(4,363,550)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	4,156,633	29,865	4,186,498
Net change in unrealized appreciation (depreciation)(a)	(2,196,003)	(10,073,300)	(56,261)	(12,325,564)
Purchases	—	—	7,628,870	7,628,870
Sales	—	(13,574,276)	(12,040,830)	(25,615,106)

Closing Balance, as of June 30, 2018	$9,524,780	$9,692,977	$7,613,484	$26,831,241

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$(2,196,003)	$(10,073,300)	$(56,261)	$(12,325,564)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $7,613,484.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$9,524,780	Market	Tangible Book Value Multiple(a)	1.90x
		Income	Discount Rate(b)	4.00%
Preferred Stocks	9,692,977	Market	Revenue Multiple(a)	14.50x
			Recent Transactions (a)	—

	$19,217,757

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6

Schedule of Investments June 30, 2018 (unaudited)	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.6%

Australia — 8.6%
Amcor Ltd.	1,275,591	$13,591,024
Ansell Ltd.	294,698	5,920,756
Sonic Healthcare Ltd.	389,162	7,059,427

		26,571,207
Belgium — 2.4%
bpost SA	240,375	3,798,010
Anheuser-Busch InBev SA	34,441	3,473,895

		7,271,905
Canada — 10.2%
TELUS Corp.	457,992	16,269,141
Rogers Communications, Inc., Class B	320,956	15,243,976

		31,513,117
China — 1.6%
ANTA Sports Products Ltd.	912,400	4,811,366

Denmark — 1.7%
Novo Nordisk A/S, Class B	115,001	5,311,961

Finland — 3.7%
Kone OYJ, Class B	223,783	11,378,378

France — 7.1%
Schneider Electric SE	75,105	6,246,247
Sanofi	195,208	15,667,320

		21,913,567
Germany — 3.5%
Deutsche Post AG, Registered Shares	335,259	10,892,700

India — 1.5%
Hero MotoCorp Ltd.	94,468	4,789,994

Japan — 1.6%
Japan Tobacco, Inc.	175,400	4,901,802

Netherlands — 4.1%
Heineken NV	61,254	6,136,955
Koninklijke Philips NV	154,371	6,540,394

		12,677,349
Singapore — 4.2%
DBS Group Holdings Ltd.	348,500	6,777,287
United Overseas Bank Ltd.	320,600	6,283,354

		13,060,641
Sweden — 2.2%
Svenska Handelsbanken AB, A Shares	617,533	6,839,455

Switzerland — 13.0%
Nestle SA, Registered Shares	190,570	14,769,337
Novartis AG, Registered Shares	220,253	16,684,372
SGS SA, Registered Shares	3,238	8,603,998

		40,057,707
Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,189,000	8,443,183
Far EasTone Telecommunications Co. Ltd.	1,472,000	3,802,418

		12,245,601
United Kingdom — 22.8%
Metro Bank PLC(a)	53	2,255
Diageo PLC	234,577	8,427,381
Unilever PLC	254,051	14,033,879

Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	138,411	$9,573,490
GlaxoSmithKline PLC	564,661	11,384,086
British American Tobacco PLC	259,813	13,087,648
Imperial Brands PLC	372,133	13,820,304

		70,329,043
United States — 4.4%
3M Co.	44,159	8,686,958
Microsoft Corp.	49,392	4,870,545

		13,557,503

Total Common Stocks — 96.6% (Cost: $303,080,074)		298,123,296

Preferred Stocks — 2.3%

China — 1.7%
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046)(a)(b)(c)	101,000	5,143,930

India — 0.6%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $5,332,969)(a)(b)(c)	749	1,310,255
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $2,090,847)(a)(b)(c)	248	529,710

		1,839,965

Total Preferred Stocks — 2.3% (Cost: $10,193,862)		6,983,895

Total Investments — 98.9% (Cost: $313,273,936)		305,107,191
Other Assets Less Liabilities — 1.1%		3,438,054

Net Assets — 100.0%		$308,545,245

1

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,983,895, representing 2.26% of its net assets as of period end, and an original cost of $10,193,862.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

During the period ended June 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,356,137	$(4,356,137)	—	—	$15,694	—	—

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$—	$26,571,207	$—	$26,571,207
Belgium	3,798,010	3,473,895	—	7,271,905
Canada	31,513,117	—	—	31,513,117
China	—	4,811,366	—	4,811,366
Denmark	—	5,311,961	—	5,311,961
Finland	—	11,378,378	—	11,378,378
France	—	21,913,567	—	21,913,567
Germany	—	10,892,700	—	10,892,700
India	—	4,789,994	—	4,789,994
Japan	—	4,901,802	—	4,901,802
Netherlands	—	12,677,349	—	12,677,349
Singapore	—	13,060,641	—	13,060,641
Sweden	—	6,839,455	—	6,839,455
Switzerland	—	40,057,707	—	40,057,707
Taiwan	—	12,245,601	—	12,245,601
United Kingdom	—	70,329,043	—	70,329,043
United States	13,557,503	—	—	13,557,503
Preferred Stocks:
China	—	—	5,143,930	5,143,930
India	—	—	1,839,965	1,839,965

	$48,868,630	$249,254,666	$6,983,895	$305,107,191

During the period ended June 30, 2018, there were no transfers between levels.

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

2

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2017	$8,091,669
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(1,107,774)
Purchases	—
Sales	—

Closing Balance, as of June 30, 2018	$6,983,895

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$(1,107,774)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$6,983,895	Market	Revenue Multiple(a)	7.50x
			Time to Exit(b)	2.5 years
			Volatility(b)	35%
			Recent Transactions(a)	—

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

3

Schedule of Investments (unaudited) June 30, 2018	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.7%

Aerospace & Defense — 1.6%
TransDigm Group, Inc.	79,047	$27,282,282

Banks — 2.7%
First Republic Bank	185,869	17,990,261
SVB Financial Group(a)	102,378	29,562,671

		47,552,932
Beverages — 1.0%
Constellation Brands, Inc., Class A	76,575	16,759,970

Building Products — 0.8%
AO Smith Corp.	238,663	14,116,916

Capital Markets — 6.6%
Cboe Global Markets, Inc.	344,113	35,811,840
E*TRADE Financial Corp.(a)	415,441	25,408,372
MarketAxess Holdings, Inc.(b)	86,740	17,162,376
MSCI, Inc.	220,942	36,550,435

		114,933,023
Commercial Services & Supplies — 1.6%
Waste Connections, Inc.	363,368	27,354,343

Construction Materials — 1.3%
Vulcan Materials Co.	169,387	21,861,086

Diversified Consumer Services — 3.6%
Bright Horizons Family Solutions, Inc.(a)	377,950	38,747,434
ServiceMaster Global Holdings, Inc.(a)	406,295	24,162,364

		62,909,798
Diversified Telecommunication Services — 1.0%
Zayo Group Holdings, Inc.(a)	475,836	17,358,497

Electronic Equipment, Instruments & Components — 4.0%
Cognex Corp.(b)	775,133	34,578,683
II-VI, Inc.(a)(b)	432,127	18,775,918
IPG Photonics Corp.(a)	73,802	16,282,935

		69,637,536
Equity Real Estate Investment Trusts (REITs) — 4.4%
CoreSite Realty Corp.	305,615	33,868,254
SBA Communications Corp.(a)	256,206	42,304,735

		76,172,989
Food Products — 1.8%
Lamb Weston Holdings, Inc.	457,939	31,373,401

Health Care Equipment & Supplies — 12.2%
Align Technology, Inc.(a)	101,531	34,737,816
Cooper Cos., Inc.	98,232	23,128,724
IDEXX Laboratories, Inc.(a)	181,593	39,576,378
Intuitive Surgical, Inc.(a)	28,990	13,871,135
Masimo Corp.(a)	351,487	34,322,706
Teleflex, Inc.	128,700	34,518,627
West Pharmaceutical Services, Inc.	321,475	31,919,253

		212,074,639
Hotels, Restaurants & Leisure — 2.9%
Domino’s Pizza, Inc.	61,112	17,243,973
Vail Resorts, Inc.	117,089	32,104,633

		49,348,606
Industrial Conglomerates — 1.6%
Roper Technologies, Inc.	101,190	27,919,333

Internet & Direct Marketing Retail — 2.1%
Netflix, Inc.(a)	93,063	36,427,650

Internet Software & Services — 12.7%
Delivery Hero AG(a)(c)	246,165	13,047,994
GoDaddy, Inc., Class A(a)	509,008	35,935,965
IAC/InterActiveCorp(a)	311,901	47,561,784
Match Group, Inc.(a)(b)	741,241	28,715,676

Security	Shares	Value
Internet Software & Services (continued)
MercadoLibre, Inc.	96,535	$28,857,208
Stamps.com, Inc.(a)(b)	128,610	32,544,761
Wix.com Ltd.(a)(b)	337,730	33,874,319

		220,537,707
IT Services — 5.3%
Gartner, Inc.(a)	262,675	34,909,508
Global Payments, Inc.	340,609	37,974,497
Worldpay, Inc., Class A(a)	227,378	18,594,973

		91,478,978
Machinery — 5.9%
Dover Corp.	194,731	14,254,309
Evoqua Water Technologies Corp.(a)	660,143	13,532,932
Gates Industrial Corp. PLC(a)	1,089,625	17,728,199
IDEX Corp.	207,887	28,372,418
Xylem, Inc.	408,135	27,500,136

		101,387,994
Media — 4.5%
GCI Liberty, Inc., Class A(a)	440,052	19,837,544
Live Nation Entertainment, Inc.(a)	161,897	7,863,337
Madison Square Garden Co., Class A(a)	117,854	36,557,132
The New York Times Co., Class A	532,223	13,784,576

		78,042,589
Professional Services — 5.9%
CoStar Group, Inc.(a)(b)	103,142	42,559,483
Equifax, Inc.	181,073	22,654,043
TransUnion	508,708	36,443,841

		101,657,367
Road & Rail — 1.0%
Landstar System, Inc.	164,400	17,952,480

Semiconductors & Semiconductor Equipment — 3.2%
Cree, Inc.(a)(b)	362,824	15,082,594
ON Semiconductor Corp.(a)(b)	718,291	15,971,200
Silicon Laboratories, Inc.(a)	142,330	14,176,068
Teradyne, Inc.	266,875	10,159,931

		55,389,793
Software — 7.0%
ANSYS, Inc.(a)	99,696	17,365,049
Pivotal Software, Inc., Class A(a)(b)	372,612	9,043,293
Synopsys, Inc.(a)	323,345	27,668,632
Take-Two Interactive Software, Inc.(a)	326,460	38,639,806
Ubisoft Entertainment SA(a)	267,860	29,279,338

		121,996,118
Specialty Retail — 0.8%
Ulta Beauty, Inc.(a)	55,372	12,927,147

Trading Companies & Distributors — 1.2%
SiteOne Landscape Supply, Inc.(a)(b)	238,084	19,991,914

Total Common Stocks — 96.7% (Cost: $1,309,389,900)		1,674,445,088

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.9%
Internet Software & Services
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911)0.00%(a)(d)(e)	322,368	$12,894,720

Software
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905)0.00%(a)(d)(e)	458,712	2,651,355

Total Preferred Stocks — 0.9% (Cost: $7,812,816)		15,546,075

Total Long-Term Investments — 97.6% (Cost: $1,317,202,716)		1,689,991,163

Security	Shares	Value
Short-Term Securities — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(f)(h)	51,916,281	$51,916,281
SL Liquidity Series, LLC, Money Market Series, 2.15(f)(g)(h)	52,390,650	52,395,889

Total Short-Term Securities — 6.0% (Cost: $104,308,229)		104,312,170

Total Investments — 103.6% (Cost: $1,421,510,945)		1,794,303,333
Liabilities in Excess of Other Assets — (3.6)%		(61,738,927)

Net Assets — 100.0%		$1,732,564,406

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $15,546,075, representing 0.9% of its net assets as of period end, and an original cost of $7,812,816.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,749,395	32,166,886	51,916,281	$51,916,281	$220,762		$25	$—
SL Liquidity Series, LLC, Money Market Series	5,359,993	47,030,657	52,390,650	52,395,889	101,561	(b)	2,251	3,941

				$104,312,170	$322,323		$(2,226)	$3,941

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks
Aerospace & Defense	$27,282,282	$—	$—	$27,282,282
Banks	47,552,932	—	—	47,552,932
Beverages	16,759,970	—	—	16,759,970
Building Products	14,116,916	—	—	14,116,916
Capital Markets	114,933,023	—	—	114,933,023
Commercial Services & Supplies	27,354,343	—	—	27,354,343
Construction Materials	21,861,086	—	—	21,861,086
Diversified Consumer Services	62,909,798	—	—	62,909,798
Diversified Telecommunication Services	17,358,497	—	—	17,358,497
Electronic Equipment, Instruments & Components	69,637,536	—	—	69,637,536
Equity Real Estate Investment Trusts (REITs)	76,172,989	—	—	76,172,989
Food Products	31,373,401	—	—	31,373,401
Health Care Equipment & Supplies	212,074,639	—	—	212,074,639
Hotels, Restaurants & Leisure	49,348,606	—	—	49,348,606
Industrial Conglomerates	27,919,333	—	—	27,919,333
Internet & Direct Marketing Retail	36,427,650	—	—	36,427,650
Internet Software & Services	207,489,713	13,047,994	—	220,537,707
IT Services	91,478,978	—	—	91,478,978
Machinery	101,387,994	—	—	101,387,994
Media	78,042,589	—	—	78,042,589
Professional Services	101,657,367	—	—	101,657,367
Road & Rail	17,952,480	—	—	17,952,480
Semiconductors & Semiconductor Equipment	55,389,793	—	—	55,389,793
Software	92,716,780	29,279,338	—	121,996,118
Specialty Retail	12,927,147	—	—	12,927,147
Trading Companies & Distributors	19,991,914	—	—	19,991,914
Preferred Stocks
Internet Software & Services	—	—	12,894,720	12,894,720
Software	—	—	2,651,355	2,651,355
Short-Term Securities	51,916,281	—	—	51,916,281

Subtotal	$1,684,034,037	$42,327,332	$15,546,075	$1,741,907,444

Investments Valued at NAV(a)				52,395,889

Total Investments				$1,794,303,333

(a)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening Balance, as of September 30, 2017	$18,525,876
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(2,979,801)
Purchases	—
Sales	—

Closing Balance, as of June 30, 2018	$15,546,075

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$(2,979,801)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Mid-Cap Growth Equity Portfolio

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4

Schedule of Investments June 30, 2018 (unaudited)	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.5%

Automobiles — 1.3%
Tesla, Inc.(a)	41,012	$14,065,065

Diversified Consumer Services — 0.8%
New Oriental Education & Technology Group, Inc.—ADR	69,900	6,616,734
Sunlands Online Education Group.—ADR(a)(b)	280,110	2,495,780

		9,112,514
Electronic Equipment, Instruments & Components — 3.6%
Chroma ATE, Inc.	937,000	5,030,820
Cognex Corp.(b)	122,300	5,455,803
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	968,938	5,415,491
II-VI, Inc.(a)	135,980	5,908,331
Isra Vision AG	88,855	5,430,322
Sunny Optical Technology Group Co. Ltd.	391,800	7,266,856
Trimble, Inc.(a)	175,800	5,773,272

		40,280,895
Health Care Technology — 0.4%
Ping An Healthcare and Technology Co. Ltd. (Acquired 05/09/2018, cost $5,190,304)(a)(c)	735,859	4,526,523

Household Durables — 0.5%
Roku, Inc.(a)(b)	143,286	6,106,849

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(a)	29,521	50,179,796
Ensogo Ltd.(a)(d)	94,425	1
Netflix, Inc.(a)	37,990	14,870,426
Start Today Co. Ltd.	184,500	6,675,317

		71,725,540
Internet Software & Services — 26.1%
58.com, Inc.—ADR(a)	72,170	5,004,268
Alibaba Group Holding Ltd.—ADR(a)(b)	151,380	28,085,531
Alphabet, Inc., Class A(a)	41,582	46,953,979
Alteryx, Inc., Class A(a)(b)	137,400	5,243,184
Baidu, Inc.—ADR(a)	52,050	12,648,150
Bandwidth, Inc., Class A(a)	112,369	4,267,775
Delivery Hero AG(a)(b)(e)	149,371	7,917,421
DocuSign, Inc.(a)(b)	115,803	6,131,769
Facebook, Inc., Class A(a)	118,209	22,970,373
Five9, Inc.(a)	176,600	6,105,062
HUYA, Inc.—ADR(a)(b)	213,369	7,017,706
IAC/InterActiveCorp(a)	47,684	7,271,333
MercadoLibre, Inc.	21,740	6,498,738
Mercari, Inc.(a)	131,800	5,398,663
MongoDB, Inc.(a)(b)	105,974	5,259,490
Okta, Inc.(a)(b)	134,252	6,762,273
SendGrid, Inc.(a)	208,685	5,534,326
Shopify, Inc., Class A(a)(b)	44,100	6,433,749
Spotify Technology SA(a)	36,334	6,112,832
Stamps.com, Inc.(a)	32,708	8,276,759
Tencent Holdings Ltd.	736,200	36,968,581
Twilio, Inc., Class A(a)	148,484	8,318,074
Uxin Ltd.—ADR(a)	1,021,581	9,235,092
Wix.com Ltd.(a)(b)	91,810	9,208,543
Yandex NV, Class A(a)	415,103	14,902,198

		288,525,869
IT Services — 10.2%
Adyen NV(a)(e)	16,563	9,124,727
Capgemini SE	51,600	6,914,918
GMO Payment Gateway, Inc.(b)	59,200	6,815,716
I3 Verticals, Inc., Class A(a)	102,300	1,557,006
InterXion Holding NV(a)	118,000	7,365,560
Mastercard, Inc., Class A	82,000	16,114,640

Security	Shares	Value
IT Services (continued)
Pagseguro Digital Ltd., Class A(a)(b)	309,799	$8,596,922
PayPal Holdings, Inc.(a)	164,240	13,676,265
Square, Inc., Class A(a)(b)	277,500	17,105,100
Visa, Inc., Class A	118,400	15,682,080
Wirecard AG	59,400	9,505,224

		112,458,158
Media — 1.1%
Naspers Ltd., N Shares	49,861	12,572,144

Multiline Retail — 0.5%
Magazine Luiza SA	176,175	5,795,604

Professional Services — 0.5%
UT Group Co. Ltd.(a)	141,300	5,277,466

Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.(a)(b)	485,800	7,282,142
AIXTRON SE(a)(b)	274,300	3,530,013
ams AG	84,750	6,285,071
ASML Holding NV	72,100	14,267,512
Broadcom, Inc.	59,181	14,359,678
Cree, Inc.(a)(b)	150,400	6,252,128
Lam Research Corp.	67,200	11,615,520
NVIDIA Corp.(b)	48,620	11,518,078
ON Semiconductor Corp.(a)	306,692	6,819,297
Qorvo, Inc.(a)	89,897	7,207,042
Silicon Laboratories, Inc.(a)	61,383	6,113,747
Skyworks Solutions, Inc.	72,732	7,029,548
SOITEC(a)	100,910	8,461,802
STMicroelectronics NV	360,100	7,995,418
Taiwan Semiconductor Manufacturing Co. Ltd.	1,916,000	13,605,668

		132,342,664
Software — 28.4%
Activision Blizzard, Inc.	203,213	15,509,216
Adobe Systems, Inc.(a)	63,324	15,439,024
Altair Engineering, Inc., Class A(a)	203,548	6,957,271
Altium Ltd.	233,480	3,880,513
Atlassian Corp. PLC, Class A(a)(b)	135,200	8,452,704
Autodesk, Inc.(a)(b)	126,752	16,615,920
Avalara, Inc.(a)	179,556	9,582,904
Bilibili, Inc.—ADR(a)(b)	395,189	5,528,694
Carbon Black, Inc.(a)(b)	72,432	1,883,232
Electronic Arts, Inc.(a)	81,557	11,501,168
FireEye, Inc.(a)(b)	327,910	5,046,535
ForeScout Technologies, Inc.(a)	120,673	4,134,257
Guidewire Software, Inc.(a)(b)	60,100	5,335,678
Kingdee International Software Group Co. Ltd.	8,866,000	9,030,276
Linx SA	1,181,500	5,481,099
Microsoft Corp.	471,079	46,453,100
Nintendo Co. Ltd.	29,100	9,499,088
Pivotal Software, Inc., Class A(a)(b)	205,282	4,982,194
Pluralsight, Inc., Class A(a)	295,154	7,216,515
Proofpoint, Inc.(a)(b)	71,145	8,203,730
PTC, Inc.(a)	76,100	7,138,941
RIB Software SE(b)	209,500	4,854,240
SailPoint Technologies Holding, Inc.(a)	281,725	6,913,532
salesforce.com, Inc.(a)	181,497	24,756,191
ServiceNow, Inc.(a)	78,073	13,465,250
Smartsheet, Inc., Class A(a)	193,431	5,023,403
Tableau Software, Inc., Class A(a)	73,001	7,135,848
Take-Two Interactive Software, Inc.(a)	106,100	12,557,996
Ubisoft Entertainment SA(a)	112,161	12,260,135
Xero Ltd.(a)	159,060	5,290,819
Zendesk, Inc.(a)	147,200	8,020,928
Zuora Inc., Class A (Acquired 04/13/2018, cost $1,006,815)(a)(c)	132,500	3,501,843

1

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Zuora, Inc., Class A(a)(b)	107,317	$2,919,022

		314,571,266
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	216,229	40,026,150

Total Common Stocks — 95.5% (Cost: $745,368,592)		1,057,386,707

Preferred Stocks — 0.8%

Internet & Direct Marketing Retail — 0.0%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $1,018,150)(a)(c)(d)	143	250,156
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $396,249)(a)(c)(d)	47	100,389

		350,545
Internet Software & Services — 0.7%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004)(a)(c)(d)	128,924	5,156,960
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592)(a)(c)(d)	39,400	2,006,642

		7,163,602

Security	Shares	Value
Software — 0.1%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011)(a)(c)(d)	244,700	$1,414,366

Total Preferred Stocks — 0.8% (Cost: $5,995,006)		8,928,513

Total Long-Term Investments — 96.3% (Cost: $751,363,598)		1,066,315,220

Short-Term Securities — 15.5%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(f)(h)	44,124,562	44,124,562
SL Liquidity Series, LLC, Money Market Series, 2.15%(f)(g)(h)	127,246,623	127,259,348

Total Short-Term Investments — 15.5% (Cost: $171,373,077)		171,383,910

Total Investments — 111.8% (Cost: $922,736,675)		1,237,699,130

Liabilities in Excess of Other Assets — (11.8)%		(130,385,827)

Net Assets — 100.0%		$1,107,313,303

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $16,956,879, representing 1.53% of its net assets as of period end, and an original cost $12,192,125.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,686,309	25,438,253	44,124,562	$44,124,562	$420,300		$118	$—
SL Liquidity Series, LLC, Money Market Series	1,425,730	125,820,893	127,246,623	127,259,348	883,605	(b)	(11,547)	10,815

				$171,383,910	$1,303,905		$(11,429)	$10,815

(a)	Includes net capital gain distributions.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Technology Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Automobiles	$14,065,065	$—	$—	$14,065,065
Diversified Consumer Services	9,112,514	—	—	9,112,514
Electronic Equipment, Instruments & Components	17,137,406	23,143,489	—	40,280,895
Health Care Technology	—	4,526,523	—	4,526,523
Household Durables	6,106,849	—	—	6,106,849
Internet & Direct Marketing Retail	65,050,222	6,675,317	1	71,725,540
Internet Software & Services	243,639,867	44,886,002	—	288,525,869
IT Services	89,222,300	23,235,858	—	112,458,158
Media	—	12,572,144	—	12,572,144
Multiline Retail	5,795,604	—	—	5,795,604
Professional Services	—	5,277,466	—	5,277,466
Semiconductors & Semiconductor Equipment	78,197,180	54,145,484	—	132,342,664
Software	266,254,352	48,316,914	—	314,571,266
Technology Hardware, Storage & Peripherals	40,026,150	—	—	40,026,150
Preferred Stocks:
Internet & Direct Marketing Retail	—	—	350,545	350,545
Internet Software & Services	—	—	7,163,602	7,163,602
Software	—	—	1,414,366	1,414,366
Short-Term Securities	44,124,562	—	—	44,124,562

Subtotal	$878,732,071	$222,779,197	$8,928,514	$1,110,439,782

Investments Valued at NAV(a)				127,259,348

Total Investments				$1,237,699,130

(a)	As of June 30, 2018, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

3

Schedule of Investments (continued) June 30, 2018 (unaudited)	BlackRock Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2017	$—	$13,128,059	$13,128,059
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(2,803,529)	(2,803,529)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	1	(1,396,017)	(1,396,016)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of June 30, 2018	$1	$8,928,513	$8,928,514

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$1	$(1,396,017)	$(1,396,016)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

4

Item 2 — Controls and Procedures

2(a) —	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 22, 2018